                                                                               .
                                                                               .
                                                                               .

                  NYLIAC CORPORATE SPONSORED VUL ANNUAL REPORT

                               DECEMBER 31, 2004

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary.........................................        5
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account-I
  Statement of Assets and Liabilities.......................        8
  Statement of Operations...................................       18
  Statement of Changes in Net Assets........................       24
  Notes to Financial Statements.............................       32
  Report of Independent Auditors............................       54
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Directors and Officers....................................     M-88
  Bond--Initial Class.......................................     M-92
  Capital Appreciation--Initial Class.......................    M-101
  Cash Management...........................................    M-108
  Common Stock--Initial Class (formerly MainStay VP Growth
    Equity--Initial Class)..................................    M-115
  Convertible--Initial Class................................    M-127
  Government--Initial Class.................................    M-137
  High Yield Corporate Bond--Initial Class..................    M-145
  International Equity--Initial Class.......................    M-162
  Mid Cap Core--Initial Class...............................    M-170
  Mid Cap Growth--Initial Class.............................    M-180
  Mid Cap Value--Initial Class (formerly MainStay VP Equity
    Income--Initial Class)..................................    M-186
  S&P 500 Index--Initial Class (formerly MainStay VP Indexed
    Equity).................................................    M-192
  Small Cap Growth--Initial Class...........................    M-204
  Total Return--Initial Class...............................    M-211
  Value--Initial Class......................................    M-226
  American Century Income & Growth--Initial Class...........    M-234
  Dreyfus Large Company Value--Initial Class................    M-242
  Eagle Asset Management Growth Equity--Initial Class.......    M-248
  Lord Abbett Developing Growth--Initial Class*.............    M-254
  Notes to Financial Statements.............................    M-261
  Report of Independent Registered Public Accounting Firm...    M-279
*The MainStay VP Mid Cap Core--Initial Class, Mid Cap
 Growth--Initial Class, Mid Cap Value--Initial Class, Small
 Cap Growth--Initial Class and Lord Abbett Developing
 Growth--Initial Class are not available under the CSVUL
 policy
The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization--Class O Shares.........
Calvert Social Balanced.....................................
Fidelity(R) VIP Contrafund(R)--Initial Class................
Fidelity(R) VIP Equity-Income--Initial Class................
Janus Aspen Series Balanced-Institutional Shares............
Janus Aspen Series Worldwide Growth-Institutional Shares....
Morgan Stanley UIF Emerging Markets Equity-Class I..........
T. Rowe Price Equity Income Portfolio.......................
Fund Prospectus Supplements.................................

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

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                                        4

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Investors are asked to consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the Corporate Sponsored Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     (a) No performance information is shown for the MainStay VP American Century Income & Growth Investment Division because as of 12/31/04, the Separate Account had no money invested in this Investment Division.

     (B) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

     (c) These figures are calculated from the Investment Division Inception Date, which is the date money was first invested into each Investment Division.

     The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

 * Management portfolio fee as determined by Fund Company

This product is not available in all states.

     ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                  CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                  MEMBER NASD

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would have been lower. The Chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. Consequently, the returns below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                                          Investment                 Three
                                                              Portfolio    Division     Month        Months
                                                              Inception   Inception     Ended        Ended      Year To     1
Investment Division                                              Date        Date     12/31/2004   12/31/2004    Date     Year
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                        05/01/1998         N/A      N/A          N/A         N/A      N/A
MainStay VP Bond--Initial Class                               01/23/1984  03/27/1998     0.85 %       0.91 %      3.36%    3.36%
MainStay VP Capital Appreciation--Initial Class               01/29/1993  03/27/1998     4.19 %       9.38 %      3.43%    3.43%
MainStay VP Cash Management(b)--Current 7-day yield as of
 December 31, 2004 is 1.718254%                               01/29/1993  03/27/1998     0.07 %       0.17 %      0.14%    0.14%
MainStay VP Convertible--Initial Class                        10/01/1996  11/07/2000     2.27 %       5.98 %      5.41%    5.41%
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/1998  03/02/2000     3.62 %      10.36 %     10.59%   10.59%
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        05/01/1998  03/02/2000     4.05 %      11.94 %     -3.00%   -3.00%
MainStay VP Government--Initial Class                         01/29/1993  04/28/1998     0.72 %       0.67 %      2.60%    2.60%
MainStay VP Common Stock--Initial Class                       01/23/1984  04/14/1998     3.10 %       9.27 %     10.12%   10.12%
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995  04/28/1998     1.93 %       5.70 %     11.94%   11.94%
MainStay VP S&P 500 Index--Initial Class                      01/29/1993  03/27/1998     3.32 %       8.94 %      9.72%    9.72%
MainStay VP International Equity--Initial Class               05/01/1995  03/27/1998     4.05 %      14.77 %     16.52%   16.52%
MainStay VP Total Return--Initial Class                       01/29/1993  11/23/1999     2.62 %       5.94 %      5.63%    5.63%
MainStay VP Value--Initial Class                              05/01/1995  04/28/1998     2.45 %       6.88 %     10.51%   10.51%
Alger American Small Capitalization--Class O Shares           09/20/1988  04/28/1998     3.78 %      15.77 %     15.76%   15.76%
Calvert Social Balanced                                       09/02/1986  04/28/1998     2.20 %       5.66 %      7.50%    7.50%
Fidelity(R) VIP Contrafund- Initial Class                     01/03/1995  04/28/1998     2.64 %       9.00 %     14.67%   14.67%
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/1986  04/14/1998     3.15 %       9.07 %     10.75%   10.75%
Janus Aspen Series Balanced--Institutional Shares             09/13/1993  04/14/1998     2.78 %       6.15 %      7.77%    7.77%
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993  04/29/1998     3.36 %      10.36 %      4.05%    4.05%
Morgan Stanley UIF Emerging Markets Equity--Class 1           10/01/1996  07/15/1999     4.98 %      17.10 %     22.26%   22.26%
T. Rowe Price Equity Income Portfolio                         03/31/1994  01/13/2000     3.55 %       9.06 %     14.12%   14.12%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                         Since
                                                                                       Investment       Net
                                                                3       5      10       Division     Portfolio
Investment Division                                           Year    Year    Year    Inception(c)   Expenses*
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                          N/A     N/A    N/A          N/A         N/A
MainStay VP Bond--Initial Class                                5.27%   6.66%               5.55 %      0.67
MainStay VP Capital Appreciation--Initial Class               -3.60%  -9.54%              -1.51 %      1.20
MainStay VP Cash Management(b)--Current 7-day yield as of
 December 31, 2004 is 1.718254%                                0.25%   1.82%               2.45 %      1.75
MainStay VP Convertible--Initial Class                         4.25%                       1.49 %      0.71
MainStay VP Dreyfus Large Company Value--Initial Class         2.48%                       2.92 %      0.86
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        -4.20%                     -10.68 %      0.65
MainStay VP Government--Initial Class                          4.23%   5.97%               5.15 %      1.05
MainStay VP Common Stock--Initial Class                        1.30%  -3.86%               2.27 %      1.07
MainStay VP High Yield Corporate Bond--Initial Class          15.38%   8.38%               7.55 %      1.25
MainStay VP S&P 500 Index--Initial Class                       2.56%  -3.25%               1.98 %      0.70
MainStay VP International Equity--Initial Class               12.61%  -0.16%               4.44 %      0.66
MainStay VP Total Return--Initial Class                        1.32%  -2.61%              -1.83 %      0.60
MainStay VP Value--Initial Class                               3.10%   4.13%               1.20 %      0.54
Alger American Small Capitalization--Class O Shares            6.23%  -9.51%              -1.17 %      0.59
Calvert Social Balanced                                        3.58%  -0.25%               2.56 %      0.65
Fidelity(R) VIP Contrafund- Initial Class                      9.61%   1.25%               6.71 %      0.54
Fidelity(R) VIP Equity-Income--Initial Class                   5.74%   3.73%               3.42 %      0.66
Janus Aspen Series Balanced--Institutional Shares              4.28%   0.82%               6.97 %      0.39
Janus Aspen Series Worldwide Growth--Institutional Shares     -1.77%  -9.37%               1.20 %      0.28
Morgan Stanley UIF Emerging Markets Equity--Class 1           18.02%  -1.62%               4.64 %      0.65
T. Rowe Price Equity Income Portfolio                          7.05%                       7.16 %      0.52
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CSVUL AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2004

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, surrender charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              Portfolio     Month      Three Months
                                                              Inception     Ended         Ended       Year To
Investment Division                                             Date      12/31/2004    12/31/2004     Date
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                        05/01/1998      N/A           N/A          N/A
MainStay VP Bond--Initial Class                               01/23/1984     0.91%         1.09%        4.09%
MainStay VP Capital Appreciation--Initial Class               01/29/1993     4.25%         9.57%        4.16%
MainStay VP Cash Management(b)--Current 7-day yield as of
 December 31, 2004 is 1.718254%                               01/29/1993     0.13%         0.35%        0.85%
MainStay VP Convertible--Initial Class                        10/01/1996     2.34%         6.21%        6.11%
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/1998     3.68%        10.55%       11.37%
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        05/01/1998     4.11%        12.13%       -2.32%
MainStay VP Government--Initial Class                         01/29/1993     0.78%         0.85%        3.33%
MainStay VP Common Stock--Initial Class                       01/23/1984     3.16%         9.46%       10.90%
MainStay VP High Yield Corporate Bond--Initial Class          05/01/1995     1.99%         5.88%       12.72%
MainStay VP S&P 500 Index--Initial Class                      01/29/1993     3.38%         9.13%       10.49%
MainStay VP International Equity--Initial Class               05/01/1995     4.11%        14.98%       17.34%
MainStay VP Total Return--Initial Class                       01/29/1993     2.68%         6.13%        6.37%
MainStay VP Value--Initial Class                              05/01/1995     2.51%         7.07%       11.28%
Alger American Small Capitalization--Class O Shares           09/20/1988     3.84%        15.97%       16.57%
Calvert Social Balanced--Institutional Shares                 09/02/1986     2.27%         5.85%        8.26%
Fidelity(R) VIP Contrafund--Initial Class                     01/03/1995     2.70%         9.19%       15.48%
Fidelity(R) VIP Equity-Income-- Initial Class                 10/09/1986     3.21%         9.26%       11.53%
Janus Aspen Series Balanced--Institutional Shares             09/13/1993     2.84%         6.34%        8.53%
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/1993     3.42%        10.56%        4.78%
Morgan Stanley UIF Emerging Markets Equity--Class 1           10/01/1996     5.04%        17.30%       23.11%
T. Rowe Price Equity Income Portfolio                         03/31/1994     3.61%         9.25%       14.92%
-------------------------------------------------------------------------------------------------------------

                                                                                                        Since
                                                                                                      Portfolio
Investment Division                                           1 Year   3 Years   5 Years   10 Years   Inception
MainStay VP American Century Income & Growth(a)--Initial
 Class                                                          N/A       N/A       N/A       N/A         N/A
MainStay VP Bond--Initial Class                                4.09%     6.00%     7.41%     7.35%       8.82%
MainStay VP Capital Appreciation--Initial Class                4.16%    -2.92%    -8.91%     8.02%       7.96%
MainStay VP Cash Management(b)--Current 7-day yield as of
 December 31, 2004 is 1.718254%                                0.85%     0.96%     2.53%     3.84%       3.74%
MainStay VP Convertible--Initial Class                         6.11%     6.10%     2.11%                 8.59%
MainStay VP Dreyfus Large Company Value--Initial Class        11.37%     3.20%     2.27%                 3.12%
MainStay VP Eagle Asset Management Growth Equity--Initial
 Class                                                        -2.32%    -3.52%    -7.57%                 4.20%
MainStay VP Government--Initial Class                          3.33%     4.96%     6.71%     6.84%       6.02%
MainStay VP Common Stock--Initial Class                       10.90%     2.01%    -3.18%    11.05%      10.86%
MainStay VP High Yield Corporate Bond--Initial Class          12.72%    16.19%     9.15%                10.44%
MainStay VP S&P 500 Index--Initial Class                      10.49%     3.28%    -2.57%    11.73%      10.57%
MainStay VP International Equity--Initial Class               17.34%    13.40%     0.54%                 7.50%
MainStay VP Total Return--Initial Class                        6.37%     2.03%    -1.93%     8.62%       8.07%
MainStay VP Value--Initial Class                              11.28%     3.82%     4.87%                 9.17%
Alger American Small Capitalization--Class O Shares           16.57%     6.97%    -8.88%     5.71%      10.82%
Calvert Social Balanced--Institutional Shares                  8.26%     4.30%     0.45%     8.89%       8.48%
Fidelity(R) VIP Contrafund--Initial Class                     15.48%    10.38%     1.96%                14.11%
Fidelity(R) VIP Equity-Income-- Initial Class                 11.53%     6.48%     4.46%    11.31%      11.14%
Janus Aspen Series Balanced--Institutional Shares              8.53%     5.01%     1.53%    12.51%      11.77%
Janus Aspen Series Worldwide Growth--Institutional Shares      4.78%    -1.08%    -8.74%    10.42%      11.02%
Morgan Stanley UIF Emerging Markets Equity--Class 1           23.11%    18.85%    -0.93%                 4.09%
T. Rowe Price Equity Income Portfolio                         14.92%     7.81%     7.52%    12.94%      12.70%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON
                                                BOND--       APPRECIATION--        CASH           STOCK--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  6,144,404     $  8,677,031     $ 15,403,807     $ 87,639,468

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....          8,703            2,912            1,401           60,118
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  6,135,701     $  8,674,119     $ 15,402,406     $ 87,579,350
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $  4,972,664     $  1,233,556     $    118,830     $  3,826,438
    Series II Policies....................             --               --        1,591,007       83,745,083
    Series III Policies...................      1,163,037        7,440,563       13,692,569            7,829
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  6,135,701     $  8,674,119     $ 15,402,406     $ 87,579,350
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      14.41     $       9.02     $       1.18     $      11.63
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $         --     $         --     $       1.02     $      13.40
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.27     $      10.38     $       1.01     $      10.83
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  6,161,544     $  8,772,245     $ 15,403,815     $ 79,466,610
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                                        HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID-CAP          MID-CAP
    CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $    229,233     $  1,005,441     $  4,372,690     $ 53,892,313     $ 38,069,614     $    143,521     $ 54,713,812

              148            1,630            7,003           86,276           22,154               --           33,679
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    229,085     $  1,003,811     $  4,365,687     $ 53,806,037     $ 38,047,460     $    143,521     $ 54,680,133
     ============     ============     ============     ============     ============     ============     ============
     $        370     $    897,991     $  3,917,025     $ 49,628,662     $         --     $         --     $         --
          228,715           48,599           58,160          845,878       35,255,289               --       54,668,494
               --           57,221          390,502        3,331,497        2,792,171          143,521           11,639
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    229,085     $  1,003,811     $  4,365,687     $ 53,806,037     $ 38,047,460     $    143,521     $ 54,680,133
     ============     ============     ============     ============     ============     ============     ============
     $      10.63     $      13.99     $      16.27     $      13.42     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      12.68     $      10.74     $      14.73     $      14.88     $      16.06     $         --     $      11.30
     ============     ============     ============     ============     ============     ============     ============
     $      10.42     $      10.37     $      10.95     $      11.57     $      11.80     $      11.61     $      10.60
     ============     ============     ============     ============     ============     ============     ============
     $    217,959     $  1,006,442     $  3,791,252     $ 47,566,721     $ 33,118,096     $    135,461     $ 49,083,392
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                             MAINSTAY VP      MAINSTAY VP
                                               S&P 500         SMALL-CAP       MAINSTAY VP      MAINSTAY VP
                                               INDEX--          GROWTH--      TOTAL RETURN--      VALUE--
                                            INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $131,843,850     $      6,091     $  1,362,857     $130,159,083

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....        205,321               --            2,214           83,042
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $131,638,529     $      6,091     $  1,360,643     $130,076,041
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $118,599,296     $         --     $  1,360,643     $  2,867,738
    Series II Policies....................        297,272               --               --      126,588,381
    Series III Policies...................     12,741,961            6,091               --          619,922
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $131,638,529     $      6,091     $  1,360,643     $130,076,041
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      11.42     $         --     $       9.10     $      10.83
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      11.50     $         --     $         --     $      14.49
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.83     $      10.45     $         --     $      10.00
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $142,241,471     $      5,641     $  1,299,772     $119,767,783
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      EAGLE ASSET      MAINSTAY VP
       AMERICAN      DREYFUS LARGE      MANAGEMENT      LORD ABBETT     ALGER AMERICAN    ALGER AMERICAN       AMERICAN
    CENTURY INCOME      COMPANY           GROWTH         DEVELOPING       LEVERAGED           SMALL         CENTURY(R) VP
     AND GROWTH--       VALUE--          EQUITY--         GROWTH--         ALLCAP--      CAPITALIZATION--      VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    CLASS O SHARES    CLASS O SHARES       CLASS II
    ----------------------------------------------------------------------------------------------------------------------
     $     53,264     $    463,922     $    316,839     $         --     $     12,542      $    404,376      $    112,237

                3              720              483               --               --               444                60
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $     53,261     $    463,202     $    316,356     $         --     $     12,542      $    403,932      $    112,177
     ============     ============     ============     ============     ============      ============      ============
     $         --     $    396,462     $    253,814     $         --     $         --      $    230,331      $         --
            4,407           47,185           48,325               --               --           114,730           112,177
           48,854           19,555           14,217               --           12,542            58,871                --
     ------------     ------------     ------------     ------------     ------------      ------------      ------------
     $     53,261     $    463,202     $    316,356     $         --     $     12,542      $    403,932      $    112,177
     ============     ============     ============     ============     ============      ============      ============
     $         --     $      11.49     $       5.79     $         --     $         --      $       9.24      $         --
     ============     ============     ============     ============     ============      ============      ============
     $      11.95     $      14.24     $       9.82     $         --     $         --      $      14.26      $      10.94
     ============     ============     ============     ============     ============      ============      ============
     $      11.28     $      10.76     $       9.81     $         --     $      10.42      $      10.59      $         --
     ============     ============     ============     ============     ============      ============      ============
     $     47,872     $    428,119     $    388,608     $         --     $     11,656      $    319,934      $    104,033
     ============     ============     ============     ============     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               DREYFUS IP      DREYFUS VIF
                                                               TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP
                                            CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--
                                               BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
                                            ------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    409,330     $    132,577     $    200,226     $  2,557,250

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....             12                1              148            1,813
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    409,318     $    132,576     $    200,078     $  2,555,437
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $      6,949     $         --     $         --     $    468,642
    Series II Policies....................             --               --          177,893        1,572,710
    Series III Policies...................        402,369          132,576           22,185          514,085
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    409,318     $    132,576     $    200,078     $  2,555,437
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      11.84     $         --     $         --     $      15.44
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $         --     $       9.79     $      11.05     $      13.59
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.77     $       9.70     $      10.29     $      11.08
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $    392,370     $    132,365     $    186,533     $  2,181,679
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  FIDELITY(R) VIP                                       FIDELITY(R) VIP                                       FIDELITY(R) VIP
      EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE
     INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--
   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
  ---------------------------------------------------------------------------------------------------------------------------
<S
   $  3,661,261      $  1,905,690      $  6,368,213      $  1,040,730      $  4,813,771      $    704,669      $     26,840
          3,274               168               497               538               347                 6                --
   ------------      ------------      ------------      ------------      ------------      ------------      ------------
   $  3,657,987      $  1,905,522      $  6,367,716      $  1,040,192      $  4,813,424      $    704,663      $     26,840
   ============      ============      ============      ============      ============      ============      ============
   $  1,872,747      $         --      $         --      $         --      $         --      $         --      $         --
         48,671           269,891           816,095           925,599           583,543                --                --
      1,736,569         1,635,631         5,551,621           114,593         4,229,881           704,663            26,840
   ------------      ------------      ------------      ------------      ------------      ------------      ------------
   $  3,657,987      $  1,905,522      $  6,367,716      $  1,040,192      $  4,813,424      $    704,663      $     26,840
   ============      ============      ============      ============      ============      ============      ============
   $      12.54      $         --      $         --      $         --      $         --      $         --      $         --
   ============      ============      ============      ============      ============      ============      ============
   $      14.86      $      10.38      $      13.32      $      11.87      $      14.88      $      14.40      $         --
   ============      ============      ============      ============      ============      ============      ============
   $      10.82      $       9.92      $      10.75      $      10.35      $      11.59      $      10.46      $      11.88
   ============      ============      ============      ============      ============      ============      ============
   $  3,218,583      $  1,749,174      $  5,780,868      $  1,040,647      $  4,100,899      $    614,106      $     23,831
   ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                               JANUS ASPEN
                                             JANUS ASPEN      JANUS ASPEN         SERIES
                                                SERIES       SERIES MID CAP     WORLDWIDE       LORD ABBETT
                                              BALANCED--        GROWTH--         GROWTH--      SERIES FUND--
                                            INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MID-CAP VALUE
                                                SHARES           SHARES           SHARES         PORTFOLIO
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $ 13,386,738     $    638,335     $    715,494     $  6,040,527

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....         20,750               --              913              621
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $ 13,365,988     $    638,335     $    714,581     $  6,039,906
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $ 11,571,073     $         --     $    523,260     $         --
    Series II Policies....................        998,127               --           63,373        1,025,876
    Series III Policies...................        796,788          638,335          127,948        5,014,030
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $ 13,365,988     $    638,335     $    714,581     $  6,039,906
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $      15.73     $         --     $      10.83     $         --
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      11.47     $         --     $      10.21     $      14.92
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.62     $      11.20     $       9.74     $      11.58
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $ 12,593,452     $    543,545     $    708,685     $  5,313,930
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                         MORGAN STANLEY
      MFS(R)          MFS(R) NEW                        MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY     PIMCO LOW
  INVESTORS TRUST     DISCOVERY      MFS(R) UTILITIES    UIF EMERGING       MARKETS       UIF U.S. REAL      DURATION--
     SERIES--          SERIES--          SERIES--       MARKETS DEBT--      EQUITY--         ESTATE--      ADMINISTRATIVE
   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
  -----------------------------------------------------------------------------------------------------------------------
<S
   $    168,998      $    315,256      $         --      $        433     $    510,114     $  1,761,111     $    200,588
             79                --                --                --               52              621               63
   ------------      ------------      ------------      ------------     ------------     ------------     ------------
   $    168,919      $    315,256      $         --      $        433     $    510,062     $  1,760,490     $    200,525
   ============      ============      ============      ============     ============     ============     ============
   $         --      $         --      $         --      $         --     $     29,080     $         --     $         --
        168,919                --                --                --               --          951,762          152,464
             --           315,256                --               433          480,982          808,728           48,061
   ------------      ------------      ------------      ------------     ------------     ------------     ------------
   $    168,919      $    315,256      $         --      $        433     $    510,062     $  1,760,490     $    200,525
   ============      ============      ============      ============     ============     ============     ============
   $         --      $         --      $         --      $         --     $      12.81     $         --     $         --
   ============      ============      ============      ============     ============     ============     ============
   $      12.88      $         --      $      11.75      $         --     $         --     $      16.85     $      10.00
   ============      ============      ============      ============     ============     ============     ============
   $         --      $       9.94      $         --      $      10.82     $      11.14     $      13.67     $      10.00
   ============      ============      ============      ============     ============     ============     ============
   $    146,602      $    275,349      $         --      $        403     $    423,189     $  1,324,544     $    201,749
   ============      ============      ============      ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                              PIMCO REAL      PIMCO TOTAL                       SCUDDER VIT
                                               RETURN--         RETURN--          ROYCE        EAFE(R) EQUITY
                                            ADMINISTRATIVE   ADMINISTRATIVE     MICRO-CAP       INDEX FUND--
                                                SHARES           SHARES         PORTFOLIO      CLASS A SHARES
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    102,226     $  3,027,075     $    294,758     $      1,418

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for:
    Mortality and expense risk charges....             32               --               34               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    102,194     $  3,027,075     $    294,724     $      1,418
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.....................   $         --     $         --     $         --     $         --
    Series II Policies....................         77,720               --           83,805               --
    Series III Policies...................         24,474        3,027,075          210,919            1,418
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    102,194     $  3,027,075     $    294,724     $      1,418
                                             ============     ============     ============     ============
    Series I Variable accumulation unit
      value...............................   $         --     $         --     $         --     $         --
                                             ============     ============     ============     ============
    Series II Variable accumulation unit
      value...............................   $      10.18     $         --     $      11.01     $         --
                                             ============     ============     ============     ============
    Series III Variable accumulation unit
      value...............................   $      10.19     $      10.35     $      11.01     $      11.12
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $    103,743     $  3,038,401     $    291,769     $      1,275
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                                 T. ROWE PRICE
           SCUDDER VIT     T. ROWE PRICE                                                        T. ROWE PRICE       PERSONAL
            SMALL CAP        BLUE CHIP      T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE     NEW AMERICA        STRATEGY
           INDEX FUND--        GROWTH       EQUITY INCOME     INTERNATIONAL     LIMITED-TERM        GROWTH          BALANCED
          CLASS A SHARES     PORTFOLIO        PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO        PORTFOLIO
          ---------------------------------------------------------------------------------------------------------------------
           $  5,895,989     $  4,701,859     $  6,077,929     $    367,310      $    263,348     $     48,711     $  5,184,511
                     44              118            1,992               63               126               --               --
           ------------     ------------     ------------     ------------      ------------     ------------     ------------
           $  5,895,945     $  4,701,741     $  6,075,937     $    367,247      $    263,222     $     48,711     $  5,184,511
           ============     ============     ============     ============      ============     ============     ============
           $         --     $         --     $    411,834     $         --      $         --     $         --     $         --
                 72,874          201,413        2,044,423          116,536           200,388               --               --
              5,823,071        4,500,328        3,619,680          250,711            62,834           48,711        5,184,511
           ------------     ------------     ------------     ------------      ------------     ------------     ------------
           $  5,895,945     $  4,701,741     $  6,075,937     $    367,247      $    263,222     $     48,711     $  5,184,511
           ============     ============     ============     ============      ============     ============     ============
           $         --     $         --     $      14.11     $         --      $         --     $         --     $         --
           ============     ============     ============     ============      ============     ============     ============
           $      12.18     $      10.65     $      12.04     $      11.27      $      10.64     $         --     $         --
           ============     ============     ============     ============      ============     ============     ============
           $      11.23     $      10.96     $      11.15     $      11.17      $      10.05     $      10.32     $      10.92
           ============     ============     ============     ============      ============     ============     ============
           $  5,727,539     $  4,356,142     $  5,473,935     $    332,676      $    267,646     $     48,347     $  5,041,713
           ============     ============     ============     ============      ============     ============     ============


              VAN ECK
             WORLDWIDE
              ABSOLUTE
               RETURN
           --------------
            $      9,379
                      --
            ------------
            $      9,379
            ============
            $         --
                      --
                   9,379
            ------------
            $      9,379
            ============
            $         --
            ============
            $         --
            ============
            $       9.91
            ============
            $      9,400
            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                              MAINSTAY VP                       MAINSTAY VP
                                             MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON         MAINSTAY VP
                                                BOND--       APPRECIATION--        CASH           STOCK--        CONVERTIBLE--
                                            INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS     INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $     185,745    $       3,012    $     145,346    $   1,169,091     $       4,328
  Mortality and expense risk charges......        (32,956)        (113,234)         (51,165)        (255,750)             (519)
                                            -------------    -------------    -------------    -------------     -------------
      Net investment income (loss)........        152,789         (110,222)          94,181          913,341             3,809
                                            -------------    -------------    -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        307,172       19,737,281      317,453,040       29,604,166            23,701
  Cost of investments sold................        291,818       32,525,423      317,450,134       39,182,093            22,488
                                            -------------    -------------    -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................         15,354      (12,788,142)           2,906       (9,577,927)            1,213
  Realized gain distribution received.....         55,836               --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        (58,215)      12,149,736              144       18,160,246             7,552
                                            -------------    -------------    -------------    -------------     -------------
      Net gain (loss) on investments......         12,975         (638,406)           3,050        8,582,319             8,765
                                            -------------    -------------    -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     165,764    $    (748,628)   $      97,231    $   9,495,660     $      12,574
                                            =============    =============    =============    =============     =============

                                                                              MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
                                                                                AMERICAN         DREYFUS         EAGLE ASSET
                                             MAINSTAY VP                        CENTURY           LARGE           MANAGEMENT
                                                TOTAL         MAINSTAY VP      INCOME AND        COMPANY            GROWTH
                                               RETURN--         VALUE--         GROWTH--         VALUE--           EQUITY--
                                            INITIAL CLASS    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $      22,836    $  1,412,434    $         875    $       4,287     $         706
  Mortality and expense risk charges......         (9,081)       (142,304)             (59)          (2,745)           (2,073)
                                            -------------    -------------   -------------    -------------     -------------
      Net investment income (loss)........         13,755       1,270,130              816            1,542            (1,367)
                                            -------------    -------------   -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        359,736         319,045              637           39,284           195,371
  Cost of investments sold................        492,478         296,317              605           39,150           206,780
                                            -------------    -------------   -------------    -------------     -------------
      Net realized gain (loss) on
        investments.......................       (132,742)         22,728               32              134           (11,409)
  Realized gain distribution received.....             --              --               --               --                --
  Change in unrealized appreciation
    (depreciation) on investments.........        177,796      10,379,156            5,158           42,210            (4,861)
                                            -------------    -------------   -------------    -------------     -------------
      Net gain (loss) on investments......         45,054      10,401,884            5,190           42,344           (16,270)
                                            -------------    -------------   -------------    -------------     -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $      58,809    $ 11,672,014    $       6,006    $      43,886     $     (17,637)
                                            =============    =============   =============    =============     =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                       MAINSTAY VP
                       HIGH YIELD         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP        CORPORATE        INTERNATIONAL       MID CAP          MID-CAP            MID-CAP           S&P 500
    GOVERNMENT--         BOND--            EQUITY--          CORE--           GROWTH--           VALUE--           INDEX--
    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS    INITIAL CLASS   INITIAL CLASS(A)   INITIAL CLASS(C)   INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
    $     41,568      $     290,636      $     459,135    $    155,962     $          --      $     420,807     $   1,797,626
          (6,345)           (26,037)          (168,642)        (34,643)              (20)           (55,364)         (690,372)
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
          35,223            264,599            290,493         121,319               (20)           365,443         1,107,254
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
         103,177            472,516          1,599,671         157,697               466            114,281         4,782,166
         102,892            447,201          1,597,954         138,244               455            108,407         5,795,520
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
             285             25,315              1,717          19,453                11              5,874        (1,013,354)
              --                 --                 --         728,829                --            470,229                --
         (12,277)           160,323          6,570,463       4,943,357             8,061          5,630,421        10,169,524
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
         (11,992)           185,638          6,572,180       5,691,639             8,072          6,106,524         9,156,170
    -------------     -------------      -------------    -------------    -------------      -------------     -------------
    $     23,231      $     450,237      $   6,862,673    $  5,812,958     $       8,052      $   6,471,967     $  10,263,424
    =============     =============      =============    =============    =============      =============     =============


       MAINSTAY VP
        SMALL-CAP
         GROWTH--
     INITIAL CLASS(A)
    ----------------------------------------------------
      $          --
                 (6)
      -------------
                 (6)
      -------------
                 61
                 65
      -------------
                 (4)
                 --
                450
      -------------
                446
      -------------
      $         440
      =============

                                                ALGER
      MAINSTAY VP                              AMERICAN
      LORD ABBETT       ALGER AMERICAN          SMALL           AMERICAN                            DREYFUS IP       DREYFUS VIF
       DEVELOPING          LEVERAGED       CAPITALIZATION--    CENTURY(R)                           TECHNOLOGY        DEVELOPING
        GROWTH--           ALLCAP--            CLASS O         VP VALUE--      CALVERT SOCIAL        GROWTH--         LEADERS--
    INITIAL CLASS(A)   CLASS O SHARES(A)        SHARES         CLASS II(C)        BALANCED        INITIAL SHARES    INITIAL SHARES
    -----------------------------------------------------------------------------------------------------------------------------
     $          --       $          --      $          --     $         --     $       6,702      $          --     $         380
                --                 (11)            (1,564)             (84)             (322)              (225)             (709)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                --                 (11)            (1,564)             (84)            6,380               (225)             (329)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                --                  97             31,783               26           298,456            265,718           207,098
               (16)                102             29,976               27           298,091            268,401           153,916
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                16                  (5)             1,807               (1)              365             (2,683)           53,182
                --                  --                 --               --                --                 --                --
                --                 886             46,395            8,203            14,825                215           (26,678)
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
                16                 881             48,202            8,202            15,190             (2,468)           26,504
     -------------       -------------      -------------     -------------    -------------      -------------     -------------
     $          16       $         870      $      46,638     $      8,118     $      21,570      $      (2,693)    $      26,175
     =============       =============      =============     =============    =============      =============     =============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
    ------------------------------------------------------------------------------------
      $       4,483
             (6,112)
      -------------
             (1,629)
      -------------
            205,972
            174,282
      -------------
             31,690
                 --
            248,467
      -------------
            280,157
      -------------
      $     278,528
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                             FIDELITY(R)                                         FIDELITY(R) VIP    FIDELITY(R)
                                             VIP EQUITY-     FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT         VIP MID-
                                               INCOME--         GROWTH--         INDEX 500--      GRADE BOND--         CAP--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $      27,533     $         642     $       6,753     $      29,466    $          --
  Mortality and expense risk charges......        (13,768)           (2,063)           (6,877)           (5,128)          (4,309)
                                            -------------     -------------     -------------     -------------    -------------
      Net investment income (loss)........         13,765            (1,421)             (124)           24,338           (4,309)
                                            -------------     -------------     -------------     -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        395,053           431,560         1,813,546         2,265,701          648,736
  Cost of investments sold................        392,976           456,273         1,853,430         2,217,301          650,003
                                            -------------     -------------     -------------     -------------    -------------
      Net realized gain (loss) on
        investments.......................          2,077           (24,713)          (39,884)           48,400           (1,267)
  Realized gain distribution received.....          6,577                --                --            21,195               --
  Change in unrealized appreciation
    (depreciation) on investments.........        304,640           134,390           531,743           (11,971)         657,216
                                            -------------     -------------     -------------     -------------    -------------
      Net gain (loss) on investments......        313,294           109,677           491,859            57,624          655,949
                                            -------------     -------------     -------------     -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $     327,059     $     108,256     $     491,735     $      81,962    $     651,640
                                            =============     =============     =============     =============    =============

                                                                              MORGAN STANLEY
                                                MFS(R)       MORGAN STANLEY    UIF EMERGING    MORGAN STANLEY     PIMCO LOW
                                              UTILITIES       UIF EMERGING       MARKETS       UIF U.S. REAL      DURATION--
                                               SERIES--      MARKETS DEBT--      EQUITY--         ESTATE--      ADMINISTRATIVE
                                            INITIAL CLASS      CLASS I(A)        CLASS I          CLASS I         SHARES(F)
                                            ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $       3,516    $       7,834    $         205    $      18,271    $         647
  Mortality and expense risk charges......           (301)             (23)            (426)          (2,642)             (83)
                                            -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)........          3,215            7,811             (221)          15,629              564
                                            -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......        240,972          162,759          220,118          410,473              333
  Cost of investments sold................        212,342          172,677          216,321          381,875              334
                                            -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................         28,630           (9,918)           3,797           28,598               (1)
  Realized gain distribution received.....             --            3,661               --           21,270              610
  Change in unrealized appreciation
    (depreciation) on investments.........        (19,528)              30           78,260          336,718           (1,162)
                                            -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments......          9,102           (6,227)          82,057          386,586             (553)
                                            -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $      12,317    $       1,584    $      81,836    $     402,215    $          11
                                            =============    =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                           JANUS ASPEN       JANUS ASPEN
                        FIDELITY(R) VIP    JANUS ASPEN      SERIES MID          SERIES         LORD ABBETT
                             VALUE           SERIES            CAP            WORLDWIDE       SERIES FUND--        MFS(R)
     FIDELITY(R) VIP     STRATEGIES--      BALANCED--        GROWTH--          GROWTH--          MID-CAP         INVESTORS
       OVERSEAS--           INITIAL       INSTITUTIONAL   INSTITUTIONAL     INSTITUTIONAL         VALUE        TRUST SERIES--
      INITIAL CLASS        CLASS(E)          SHARES         SHARES(A)           SHARES          PORTFOLIO      INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------------
      $         152      $          --    $     282,592   $          --     $       6,257     $     16,065     $         676
               (603)                (8)         (79,286)           (470)           (3,501)          (4,511)             (277)
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
               (451)                (8)         203,306            (470)            2,756           11,554               399
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
            198,004                 59          440,850         241,030            31,829           90,329             4,399
            203,765                 53          370,187         253,916            53,794           81,800             3,766
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             (5,761)                 6           70,663         (12,886)          (21,965)           8,529               633
                 --                 --               --              --                --           81,840                --
             88,783              3,009          671,802          94,790            51,288          695,782            11,314
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
             83,022              3,015          742,465          81,904            29,323          786,151            11,947
      -------------      -------------    -------------   -------------     -------------     -------------    -------------
      $      82,571      $       3,007    $     945,771   $      81,434     $      32,079     $    797,705     $      12,346
      =============      =============    =============   =============     =============     =============    =============


        MFS(R) NEW
        DISCOVERY
         SERIES--
     INITIAL CLASS(A)
     ----------------
      $          --
               (301)
      -------------
               (301)
      -------------
             11,296
             12,005
      -------------
               (709)
                 --
             39,907
      -------------
             39,198
      -------------
      $      38,897
      =============

                                                           SCUDDER VIT
                                                             EAFE(R)
       PIMCO REAL         PIMCO TOTAL                      EQUITY INDEX     SCUDDER VIT     T. ROWE PRICE
        RETURN--           RETURN--           ROYCE           FUND--         SMALL CAP        BLUE CHIP     T. ROWE PRICE
     ADMINISTRATIVE     ADMINISTRATIVE      MICRO-CAP        CLASS A        INDEX FUND--       GROWTH       EQUITY INCOME
        SHARES(F)          SHARES(C)      PORTFOLIO(F)      SHARES(E)      CLASS A SHARES   PORTFOLIO(D)      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
      $         269      $      16,921    $          --   $          --    $         399    $     23,890    $     57,818
                (41)            (2,018)             (44)             (1)            (991)         (2,623)         (9,396)
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                228             14,903              (44)             (1)            (592)         21,267          48,422
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                120             51,477              327               3          458,344          97,223         528,817
                120             50,330              352               3          477,571          95,728         502,416
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
                 --              1,147              (25)             --          (19,227)          1,495          26,401
              3,135             38,301            9,880              --               --              --         108,674
             (1,517)           (11,326)           2,990             143          168,426         345,717         427,083
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
              1,618             28,122           12,845             143          149,199         347,212         562,158
      -------------      -------------    -------------   -------------    -------------    -------------   -------------
      $       1,846      $      43,025    $      12,801   $         142    $     148,607    $    368,479    $    610,580
      =============      =============    =============   =============    =============    =============   =============


      T. ROWE PRICE
      INTERNATIONAL
          STOCK
      PORTFOLIO(B)
    -------------------------------------------------
      $       3,787
               (328)
      -------------
              3,459
      -------------
              3,227
              3,211
      -------------
                 16
                 --
             34,636
      -------------
             34,652
      -------------
      $      38,111
      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                              T. ROWE PRICE
                                                             T. ROWE PRICE       PERSONAL         VAN ECK
                                            T. ROWE PRICE     NEW AMERICA        STRATEGY        WORLDWIDE
                                             LIMITED-TERM        GROWTH          BALANCED         ABSOLUTE
                                            BOND PORTFOLIO    PORTFOLIO(F)     PORTFOLIO(B)      RETURN(A)
                                            -----------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.........................  $       5,727    $           1    $      13,637    $          --
  Mortality and expense risk charges......           (434)              (1)          (1,531)              (9)
                                            -------------    -------------    -------------    -------------
      Net investment income (loss)........          5,293               --           12,106               (9)
                                            -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.......         10,441               29          492,564               97
  Cost of investments sold................         10,473               29          497,098               98
                                            -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments.......................            (32)              --           (4,534)              (1)
  Realized gain distribution received.....             --               --            7,983               --
  Change in unrealized appreciation
    (depreciation) on investments.........         (3,862)             364          142,798              (20)
                                            -------------    -------------    -------------    -------------
      Net gain (loss) on investments......         (3,894)             364          146,247              (21)
                                            -------------    -------------    -------------    -------------
        Net increase (decrease) in net
          assets resulting from
          operations......................  $       1,399    $         364    $     158,353    $         (30)
                                            =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2004 (Commencement of Investments) through December 2004.
(b) For the period June 2004 (Commencement of Investments) through December 2004.
(c) For the period July 2004 (Commencement of Investments) through December 2004.
(d) For the period September 2004 (Commencement of Investments) through December 2004.
(e) For the period October 2004 (Commencement of Investments) through December 2004.
(f) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                    BOND--                CAPITAL APPRECIATION--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    152,789   $    135,803   $   (110,222)  $    (89,823)
    Net realized gain (loss) on investments.............        15,354         12,642    (12,788,142)      (546,602)
    Realized gain distribution received.................        55,836         97,348             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (58,215)      (100,260)    12,149,736      5,113,167
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       165,764        145,533       (748,628)     4,476,742
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       676,074        632,778        179,045        235,823
    Cost of insurance...................................      (144,716)      (129,801)      (395,160)      (514,720)
    Policyowners' surrenders............................            --             --         (2,025)       (14,435)
    Net transfers from (to) Fixed Account...............        50,993            111          1,234             --
    Transfers between Investment Divisions..............     1,420,778             --    (11,641,842)            --
    Policyowners' death benefits........................            --        (11,726)      (113,351)       (31,025)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     2,003,129        491,362    (11,972,099)      (324,357)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (287)          (183)         1,421         (5,756)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,168,606        636,712    (12,719,306)     4,146,629
NET ASSETS:
    Beginning of year...................................     3,967,095      3,330,383     21,393,425     17,246,796
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  6,135,701   $  3,967,095   $  8,674,119   $ 21,393,425
                                                          ============   ============   ============   ============


                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                               CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    264,599   $    196,285   $    290,493   $    163,711
    Net realized gain (loss) on investments.............        25,315         (8,169)         1,717       (110,996)
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       160,323        672,367      6,570,463      3,640,343
                                                          ------------   ------------   ------------   ------------
        Net increase (decrease) in net assets resulting
          from operations...............................       450,237        860,483      6,862,673      3,693,058
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       799,643        525,802      2,328,805        203,990
    Cost of insurance...................................      (124,091)      (108,413)      (612,325)      (386,319)
    Policyowners' surrenders............................       (32,776)       (77,843)        (4,383)       (20,992)
    Net transfers from (to) Fixed Account...............        76,773         (1,558)        30,032            613
    Transfers between Investment Divisions..............       (59,049)            --     28,897,685        164,964
    Policyowners' death benefits........................            --        (10,976)       (85,191)       (22,912)
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       660,500        327,012     30,554,623        (60,656)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (713)        (1,295)        (6,952)        (5,277)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,110,024      1,186,200     37,410,344      3,627,125
NET ASSETS:
    Beginning of year...................................     3,255,663      2,069,463     16,395,693     12,768,568
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  4,365,687   $  3,255,663   $ 53,806,037   $ 16,395,693
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $     94,181   $     20,659   $    913,341   $    102,259   $      3,809   $      3,569   $     35,223   $     33,041
           2,906           (118)    (9,577,927)      (612,408)         1,213             54            285          2,897
              --             --             --             --             --             --             --             --
             144           (144)    18,160,246      6,962,857          7,552          3,774        (12,277)       (26,204)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          97,231         20,397      9,495,660      6,452,708         12,574          7,397         23,231          9,734
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,753,344      1,261,989      1,143,542      1,203,930         60,307          5,481        210,905        145,637
        (146,258)      (122,944)      (786,299)      (776,780)        (3,070)          (402)       (30,431)       (30,409)
        (726,942)            --             --        (44,838)            --             --             --             --
     298,939,665      5,616,610          7,384          1,427            866             74        (14,459)        21,596
    (302,042,021)    (2,519,794)    46,687,666             --        (20,213)       164,964         (5,906)            --
              --             --       (147,257)       (39,705)            --             --             --         (2,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,777,788      4,235,861     46,905,036        344,034         37,890        170,117        160,109        134,011
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (96)           (16)        (2,679)        (8,355)            (5)            (1)           (40)            (5)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,874,923      4,256,242     56,398,017      6,788,387         50,459        177,513        183,300        143,740
       8,527,483      4,271,241     31,181,333     24,392,946        178,626          1,113        820,511        676,771
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 15,402,406   $  8,527,483   $ 87,579,350   $ 31,181,333   $    229,085   $    178,626   $  1,003,811   $    820,511
    ============   ============   ============   ============   ============   ============   ============   ============


                                   MAINSTAY VP     MAINSTAY VP                                   MAINSTAY VP
            MAINSTAY VP              MID CAP         MID CAP              MAINSTAY VP             SMALL CAP
          MID CAP CORE--            GROWTH--         VALUE--            S&P 500 INDEX--           GROWTH--
           INITIAL CLASS          INITIAL CLASS   INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
    ---------------------------   -------------   -------------   ---------------------------   -------------
        2004           2003          2004(B)         2004(D)          2004           2003          2004(B)
    ---------------------------------------------------------------------------------------------------------
    $    121,319   $         94   $        (20)   $    365,443    $  1,107,254   $    536,396   $         (6)
          19,453             63             11           5,874      (1,013,354)    (1,259,866)            (4)
         728,829             --             --         470,229              --             --             --
       4,943,357          8,625          8,061       5,630,421      10,169,524     20,982,488            450
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
       5,812,958          8,782          8,052       6,471,967      10,263,424     20,259,018            440
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
          29,153         21,494         90,885              --       2,706,684      1,303,197            917
         (67,684)          (921)          (389)       (103,276)     (2,467,862)    (2,200,223)           (69)
          (2,328)            --             --              --         (43,348)       (33,558)            --
           1,862             --         44,973          10,999         (90,146)         1,023          4,803
      32,230,129             --             --      48,302,687      28,346,643        164,964             --
              --             --             --              --        (491,671)      (132,281)            --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
      32,191,132         20,573        135,469      48,210,410      27,960,300       (896,878)         5,651
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
          (2,022)            (4)            --          (2,244)         (8,509)       (26,319)            --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
      38,002,068         29,351        143,521      54,680,133      38,215,215     19,335,821          6,091
          45,392         16,041             --              --      93,423,314     74,087,493             --
    ------------   ------------   ------------    ------------    ------------   ------------   ------------
    $ 38,047,460   $     45,392   $    143,521    $ 54,680,133    $131,638,529   $ 93,423,314   $      6,091
    ============   ============   ============    ============    ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                TOTAL RETURN--                    VALUE--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     13,755   $     13,991   $  1,270,130   $        697
    Net realized gain (loss) on investments.............      (132,742)       (23,833)        22,728            137
    Realized gain distribution received.................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       177,796        216,859     10,379,156         12,124
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        58,809        207,017     11,672,014         12,958
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       279,647        288,890         14,005         10,092
    Cost of insurance...................................       (32,908)       (36,206)      (287,257)        (2,914)
    Policyowners' surrenders............................            --             --             --             --
    Net transfers from (to) Fixed Account...............            --             --             51             --
    Transfers between Investment Divisions..............      (201,106)            --    118,619,011             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        45,633        252,684    118,345,810          7,178
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (67)          (263)        (3,019)            (5)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       104,375        459,438    130,014,805         20,131
NET ASSETS:
    Beginning of year...................................     1,256,268        796,830         61,236         41,105
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  1,360,643   $  1,256,268   $130,076,041   $     61,236
                                                          ============   ============   ============   ============

                                                                                             AMERICAN
                                                                ALGER AMERICAN             CENTURY(R) VP
                                                            SMALL CAPITALIZATION--            VALUE--
                                                                CLASS O SHARES               CLASS II
                                                          ---------------------------   -------------------
                                                              2004           2003             2004(D)
                                                          -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (1,564)  $     (1,075)     $        (84)
    Net realized gain (loss) on investments.............         1,807        (12,098)               (1)
    Realized gain distribution received.................            --             --                --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        46,395         73,680             8,203
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        46,638         60,507             8,118
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        76,963         64,614                --
    Cost of insurance...................................        (4,912)        (5,600)             (938)
    Policyowners' surrenders............................       (24,433)       (10,882)               --
    Net transfers from (to) Fixed Account...............        10,046           (994)               --
    Transfers between Investment Divisions..............        28,691         65,417           104,999
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............        86,355        112,555           104,061
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (48)           (72)               (2)
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............       132,945        172,990           112,177
NET ASSETS:
    Beginning of year...................................       270,987         97,997                --
                                                          ------------   ------------      ------------
    End of year.........................................  $    403,932   $    270,987      $    112,177
                                                          ============   ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                        MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET            LORD ABBETT    ALGER AMERICAN
         AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT             DEVELOPING       LEVERAGED
        INCOME AND GROWTH--             COMPANY VALUE--               GROWTH EQUITY--           GROWTH--         ALLCAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS          INITIAL CLASS   CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   -------------   --------------
        2004           2003           2004           2003           2004           2003          2004(B)         2004(B)
    ------------------------------------------------------------------------------------------------------------------------
    $        816   $         43   $      1,542   $        516   $     (1,367)  $     (1,222)  $         --     $        (11)
              32            (10)           134         (4,790)       (11,409)       (13,856)            16               (5)
              --             --             --             --             --             --             --               --
           5,158            682         42,210         86,767         (4,861)        94,934             --              886
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
           6,006            715         43,886         82,493        (17,637)        79,856             16              870
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
              --          1,305         47,700         43,759         98,096        101,239             --              438
            (578)           (74)       (23,020)       (20,954)       (16,419)       (16,954)            --              (98)
              --             --        (13,117)            --        (23,688)            --             --               --
          43,830             --         18,396             --         10,717             --          2,187           11,332
              --             --             --             --       (144,829)            --         (2,203)              --
              --             --             --             --             --             --             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
          43,252          1,231         29,959         22,805        (76,123)        84,285            (16)          11,672
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
              --             --            (30)          (102)            19            (78)            --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
          49,258          1,946         73,815        105,196        (93,741)       164,063             --           12,542
           4,003          2,057        389,387        284,191        410,097        246,034             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $     53,261   $      4,003   $    463,202   $    389,387   $    316,356   $    410,097   $         --     $     12,542
    ============   ============   ============   ============   ============   ============   ============     ============

                                          DREYFUS IP                     DREYFUS VIF                  FIDELITY(R) VIP
              CALVERT                 TECHNOLOGY GROWTH--           DEVELOPING LEADERS--              CONTRAFUND(R)--
          SOCIAL BALANCED               INITIAL SHARES                 INITIAL SHARES                  INITIAL CLASS
    ---------------------------   ---------------------------   -----------------------------   ---------------------------
        2004           2003           2004         2003(A)          2004            2003            2004           2003
    -----------------------------------------------------------------------------------------------------------------------
    $      6,380   $        325   $       (225)  $         --   $      (329)    $       (269)   $     (1,629)  $     (1,022)
             365           (231)        (2,683)            --        53,182              808          31,690        (10,369)
              --             --             --             --            --               --              --             --
          14,825          4,220            215             (3)      (26,678)          42,257         248,467        212,453
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
          21,570          4,314         (2,693)            (3)       26,175           42,796         278,528        201,062
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         339,788         12,547          4,703            969       155,905           50,590         603,934        177,654
          (5,646)        (3,057)        (2,031)            --        (7,004)          (4,972)        (48,621)       (30,125)
         (21,315)       (10,711)            --             --        (2,200)              --         (41,926)        (6,981)
          62,550           (924)        11,606             --        (3,609)          75,588          59,912           (678)
         (15,065)            --        120,025             --      (167,209)              --         453,390        457,096
              --             --             --             --            --               --              --             --
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         360,312         (2,145)       134,303            969       (24,117)         121,206       1,026,689        596,966
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
              (2)            (5)            --             --           (10)             (16)           (150)          (169)
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
         381,880          2,164        131,610            966         2,048          163,986       1,305,067        797,859
          27,438         25,274            966             --       198,030           34,044       1,250,370        452,511
    ------------   ------------   ------------   ------------   ------------    ------------    ------------   ------------
    $    409,318   $     27,438   $    132,576   $        966   $   200,078     $    198,030    $  2,555,437   $  1,250,370
    ============   ============   ============   ============   ============    ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                EQUITY-INCOME--                  GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2004           2003           2004           2003
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     13,765   $      9,975   $     (1,421)  $       (113)
    Net realized gain (loss) on investments.............         2,077        (11,142)       (24,713)          (205)
    Realized gain distribution received.................         6,577             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       304,640        376,339        134,390         24,484
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       327,059        375,172        108,256         24,166
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,125,683        274,097      1,009,524         13,919
    Cost of insurance...................................       (67,313)       (52,134)       (16,111)        (1,435)
    Policyowners' surrenders............................       (23,835)       (25,276)            --             --
    Net transfers from (to) Fixed Account...............       737,638           (769)       592,390         37,794
    Transfers between Investment Divisions..............         2,615             --          3,107        118,945
    Policyowners' death benefits........................            --         (5,076)            --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     1,774,788        190,842      1,588,910        169,223
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (141)          (464)             1             (8)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     2,101,706        565,550      1,697,167        193,381
NET ASSETS:
    Beginning of year...................................     1,556,281        990,731        208,355         14,974
                                                          ------------   ------------   ------------   ------------
    End of year.........................................  $  3,657,987   $  1,556,281   $  1,905,522   $    208,355
                                                          ============   ============   ============   ============

                                                                                                         JANUS ASPEN
                                                                                                           SERIES
                                                           FIDELITY(R)            JANUS ASPEN              MID CAP
                                                            VIP VALUE               SERIES                GROWTH--
                                                          STRATEGIES--            BALANCED--            INSTITUTIONAL
                                                          INITIAL CLASS      INSTITUTIONAL SHARES          SHARES
                                                          -------------   ---------------------------   -------------
                                                             2004(F)          2004           2003          2004(B)
                                                          -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $         (8)   $    203,306   $    162,769   $       (470)
    Net realized gain (loss) on investments.............             6          70,663         35,295        (12,886)
    Realized gain distribution received.................            --              --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         3,009         671,802      1,131,335         94,790
                                                          ------------    ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         3,007         945,771      1,329,399         81,434
                                                          ------------    ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            --         695,783        704,300        382,722
    Cost of insurance...................................           (51)       (341,843)      (312,850)        (5,140)
    Policyowners' surrenders............................            --         (28,074)       (17,322)            --
    Net transfers from (to) Fixed Account...............        23,884         633,761           (308)       157,821
    Transfers between Investment Divisions..............            --         200,813             --         21,498
    Policyowners' death benefits........................            --              --         (6,472)            --
                                                          ------------    ------------   ------------   ------------
      Net contributions and (withdrawals)...............        23,833       1,160,440        367,348        556,901
                                                          ------------    ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --          (1,033)        (1,630)            --
                                                          ------------    ------------   ------------   ------------
        Increase (decrease) in net assets...............        26,840       2,105,178      1,695,117        638,335
NET ASSETS:
    Beginning of year...................................            --      11,260,810      9,565,693             --
                                                          ------------    ------------   ------------   ------------
    End of year.........................................  $     26,840    $ 13,365,988   $ 11,260,810   $    638,335
                                                          ============    ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                        FIDELITY(R) VIP
          FIDELITY(R) VIP                 INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--                  GRADE BOND--                    MID-CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $       (124)  $        349   $     24,338   $      8,329   $     (4,309)  $       (225)  $       (451)  $          8
         (39,884)           132         48,400            405         (1,267)           (52)        (5,761)           124
              --             --         21,195          3,273             --             --             --             --
         531,743         58,831        (11,971)         6,564        657,216         56,102         88,783          1,951
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         491,735         59,312         81,962         18,571        651,640         55,825         82,571          2,083
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,737,942         60,945        403,714        268,699      2,073,654         10,408        370,245          5,837
         (60,805)        (7,311)       (23,733)       (22,177)       (35,204)        (3,032)        (5,275)          (316)
          (1,494)            --        (12,622)       (13,495)       (10,794)            --             --             --
       2,732,857         97,184        (54,465)        59,390      1,569,137         64,789        264,058             --
          73,261        130,834         29,497         65,417        288,613        130,834        (16,633)            --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,481,761        281,652        342,391        357,834      3,885,406        202,999        612,395          5,521
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (14)           (24)           (17)            (8)           (41)           (22)            (1)            (1)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,973,482        340,940        424,336        376,397      4,537,005        258,802        694,965          7,603
         394,234         53,294        615,856        239,459        276,419         17,617          9,698          2,095
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  6,367,716   $    394,234   $  1,040,192   $    615,856   $  4,813,424   $    276,419   $    704,663   $      9,698
    ============   ============   ============   ============   ============   ============   ============   ============


            JANUS ASPEN                                                   MFS(R)                 MFS(R)
              SERIES                      LORD ABBETT                    INVESTORS            NEW DISCOVERY
        WORLDWIDE GROWTH--               MID-CAP VALUE                TRUST SERIES--            SERIES--
       INSTITUTIONAL SHARES                PORTFOLIO                   INITIAL CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2004           2003           2004           2003           2004           2003          2004(B)
    -------------------------------------------------------------------------------------------------------
    $      2,756   $      1,829   $     11,554   $      1,326   $        399   $        171   $       (301)
         (21,965)       (42,412)         8,529            201            633             47           (709)
              --             --         81,840          3,307             --             --             --
          51,288        129,245        695,782         31,171         11,314         13,434         39,907
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          32,079         88,662        797,705         36,005         12,346         13,652         38,897
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         183,330        130,738      3,848,921         10,408         52,041         52,039        120,009
         (22,180)       (20,539)       (53,110)        (2,667)        (4,128)        (3,628)        (1,100)
          (4,782)       (16,957)            --             --             --             --             --
          58,628         22,197        601,673             --             --             --        155,463
              --             --        499,603        291,942             --             --          1,987
              --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         214,996        115,439      4,897,087        299,683         47,913         48,411        276,359
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (52)          (113)           (53)           (12)            (4)            (6)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         247,023        203,988      5,694,739        335,676         60,255         62,057        315,256
         467,558        263,570        345,167          9,491        108,664         46,607             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    714,581   $    467,558   $  6,039,906   $    345,167   $    168,919   $    108,664   $    315,256
    ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004 and the year ended December 31, 2003

                                                                    MFS(R)              MORGAN STANLEY UIF
                                                              UTILITIES SERIES--         EMERGING MARKETS
                                                                 INITIAL CLASS            DEBT--CLASS I
                                                          ---------------------------   ------------------
                                                              2004           2003            2004(B)
                                                          ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $      3,215   $      3,991      $      7,811
    Net realized gain (loss) on investments.............        28,630           (531)           (9,918)
    Realized gain distribution received.................            --             --             3,661
    Change in unrealized appreciation (depreciation) on
      investments.......................................       (19,528)        55,934                30
                                                          ------------   ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        12,317         59,394             1,584
                                                          ------------   ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         3,978             --            57,061
    Cost of insurance...................................        (3,132)        (4,436)           (1,307)
    Policyowners' surrenders............................            --             --                --
    Net transfers from (to) Fixed Account...............            --             --            50,741
    Transfers between Investment Divisions..............      (237,385)            --          (107,646)
    Policyowners' death benefits........................            --             --                --
                                                          ------------   ------------      ------------
      Net contributions and (withdrawals)...............      (236,539)        (4,436)           (1,151)
                                                          ------------   ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (11)           (28)               --
                                                          ------------   ------------      ------------
        Increase (decrease) in net assets...............      (224,233)        54,930               433
NET ASSETS:
    Beginning of year...................................       224,233        169,303                --
                                                          ------------   ------------      ------------
    End of year.........................................  $         --   $    224,233      $        433
                                                          ============   ============      ============

                                                           SCUDDER VIT
                                                             EAFE(R)                                     T. ROWE PRICE
                                                           EQUITY INDEX            SCUDDER VIT             BLUE CHIP
                                                              FUND--         SMALL CAP INDEX FUND--         GROWTH
                                                          CLASS A SHARES         CLASS A SHARES            PORTFOLIO
                                                          --------------   ---------------------------   -------------
                                                             2004(F)           2004         2003(A)         2004(E)
                                                          ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $         (1)   $       (592)  $         --   $     21,267
    Net realized gain (loss) on investments.............             --         (19,227)            --          1,495
    Realized gain distribution received.................             --              --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................            143         168,426             25        345,717
                                                           ------------    ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................            142         148,607             25        368,479
                                                           ------------    ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................             --         989,656            969      4,115,558
    Cost of insurance...................................             (2)         (9,338)            --        (47,202)
    Policyowners' surrenders............................             --              --             --             --
    Net transfers from (to) Fixed Account...............          1,278         280,402             --        149,860
    Transfers between Investment Divisions..............             --       4,485,627             --        115,051
    Policyowners' death benefits........................             --              --             --             --
                                                           ------------    ------------   ------------   ------------
      Net contributions and (withdrawals)...............          1,276       5,746,347            969      4,333,267
                                                           ------------    ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             --              (3)            --             (5)
                                                           ------------    ------------   ------------   ------------
        Increase (decrease) in net assets...............          1,418       5,894,951            994      4,701,741
NET ASSETS:
    Beginning of year...................................             --             994             --             --
                                                           ------------    ------------   ------------   ------------
    End of year.........................................   $      1,418    $  5,895,945   $        994   $  4,701,741
                                                           ============    ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period November 2003 (Commencement of Investments) through December 2003.
(b) For the period April 2004 (Commencement of Investments) through December 2004.
(c) For the period June 2004 (Commencement of Investments) through December 2004.
(d) For the period July 2004 (Commencement of Investments) through December 2004.
(e) For the period September 2004 (Commencement of Investments) through December 2004.
(f) For the period October 2004 (Commencement of Investments) through December 2004.
(g) For the period November 2004 (Commencement of Investments) through December 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

          MORGAN STANLEY                                          PIMCO LOW        PIMCO REAL      PIMCO TOTAL
                UIF                   MORGAN STANLEY UIF          DURATION--        RETURN--         RETURN--         ROYCE
         EMERGING MARKETS             U.S. REAL ESTATE--        ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE    MICRO-CAP
          EQUITY--CLASS I                   CLASS I                 SHARES           SHARES           SHARES        PORTFOLIO
    ---------------------------   ---------------------------   --------------   --------------   --------------   ------------
        2004           2003           2004           2003          2004(G)          2004(G)          2004(D)         2004(G)
    ---------------------------------------------------------------------------------------------------------------------------
    $       (221)  $       (158)  $     15,629   $       (998)   $        564     $        228     $     14,903    $        (44)
           3,797            386         28,598           (133)             (1)              --            1,147             (25)
              --             --         21,270             --             610            3,135           38,301           9,880
          78,260          9,331        336,718        130,922          (1,162)          (1,517)         (11,326)          2,990
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
          81,836          9,559        402,215        129,791              11            1,846           43,025          12,801
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         292,089          7,827        595,111         46,046              --               --        2,469,632         181,770
          (5,164)        (2,230)       (18,941)       (10,011)           (646)            (232)         (24,841)           (426)
          (8,493)        (3,513)        (2,721)            --              --               --               --              --
          13,279           (335)       118,919             --              --               --          539,259              --
         105,645             --          7,817        271,280         201,160          100,580               --         100,580
              --             --             --             --              --               --               --              --
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         397,356          1,749        700,185        307,315         200,514          100,348        2,984,050         281,924
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
             (10)           (13)           (83)           (48)             --               --               --              (1)
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
         479,182         11,295      1,102,317        437,058         200,525          102,194        3,027,075         294,724
          30,880         19,585        658,173        221,115              --               --               --              --
    ------------   ------------   ------------   ------------    ------------     ------------     ------------    ------------
    $    510,062   $     30,880   $  1,760,490   $    658,173    $    200,525     $    102,194     $  3,027,075    $    294,724
    ============   ============   ============   ============    ============     ============     ============    ============

                                                                                                T. ROWE PRICE
                                  T. ROWE PRICE                                 T. ROWE PRICE     PERSONAL
           T. ROWE PRICE          INTERNATIONAL          T. ROWE PRICE           NEW AMERICA      STRATEGY          VAN ECK
           EQUITY INCOME              STOCK            LIMITED-TERM BOND           GROWTH         BALANCED         WORLDWIDE
             PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO       PORTFOLIO     ABSOLUTE RETURN
    ---------------------------   -------------   ---------------------------   -------------   -------------   ---------------
        2004           2003          2004(C)          2004           2003          2004(G)         2004(C)          2004(B)
    ---------------------------------------------------------------------------------------------------------------------------
    $     48,422   $     20,079   $      3,459    $      5,293   $      2,317   $         --    $     12,106     $         (9)
          26,401        (13,245)            16             (32)            32             --          (4,534)              (1)
         108,674             --             --              --            244             --           7,983               --
         427,083        321,824         34,636          (3,862)          (764)           364         142,798              (20)
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
         610,580        328,658         38,111           1,399          1,829            364         158,353              (30)
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       3,393,656        305,157         18,978          79,483         35,235         45,879       1,919,381              217
        (106,069)       (63,610)        (3,890)         (2,602)        (1,986)            --         (18,109)             (99)
         (17,542)       (52,914)            --          (3,719)            --             --              --               --
         304,529         93,284        175,216          20,319             --          2,468          25,277            7,088
         (63,144)       427,720        138,837          34,444         65,418             --       3,099,609            2,203
              --             --             --              --             --             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       3,511,430        709,637        329,141         127,925         98,667         48,347       5,026,158            9,409
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
            (134)          (200)            (5)             (1)            --             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
       4,121,876      1,038,095        367,247         129,323        100,496         48,711       5,184,511            9,379
       1,954,061        915,966             --         133,899         33,403             --              --               --
    ------------   ------------   ------------    ------------   ------------   ------------    ------------     ------------
    $  6,075,937   $  1,954,061   $    367,247    $    263,222   $    133,899   $     48,711    $  5,184,511     $      9,379
    ============   ============   ============    ============   ============   ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies") and CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC, NYLIFE Distributors LLC is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, Lazard Asset Management LLC, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), Pacific Investment Management Company LLC, the Universal Institutional Funds, Inc., Scudder VIT Funds, Royce and Associates, the T. Rowe Price Equity Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP International Equity, Mainstay VP Total Return, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) Equity-Income -- Initial Class, Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Worldwide Growth -- Institutional Shares, Morgan Stanley UIF Emerging Markets Equity -- Class I, and T. Rowe Price Equity Income Portfolio.

The following Investment Divisions are available to CESVUL2, CESVUL3 and CESVUL4 policyowners: Mainstay VP Bond, Mainstay VP Capital Appreciation, Mainstay VP Cash Management, Mainstay VP Common Stock (formerly known as Mainstay VP Growth Equity), Mainstay VP Convertible, Mainstay VP Government, Mainstay VP High Yield Corporate Bond, Mainstay VP International Equity, Mainstay VP Mid Cap Core, Mainstay VP Mid Cap Growth, Mainstay VP S&P 500 Index (formerly known as Mainstay VP Indexed Equity), Mainstay VP Small Cap Growth, Mainstay VP Value, Mainstay VP American Century Income & Growth, Mainstay VP Dreyfus Large Company Value, Mainstay VP Eagle Asset Management Growth Equity, Alger American Leveraged AllCap -- Class O Shares, Alger American Small Capitalization -- Class O Shares, American Century(R) VP Value -- Class II, Calvert Social Balanced, Dreyfus IP Technology Growth -- Initial Shares, Dreyfus VIF Developing Leaders -- Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) -- Initial Class, Fidelity(R) VIP Equity-Income -- Initial Class, Fidelity(R) VIP Growth -- Initial Class, Fidelity(R) VIP Index 500 -- Initial Class, Fidelity(R) VIP Investment Grade Bond -- Initial Class, Fidelity(R) VIP Mid-Cap -- Initial Class, Fidelity(R) VIP Overseas -- Initial Class, Fidelity(R) VIP Value Strategies -- Initial Class, Janus Aspen Series Mid Cap Growth -- Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced -- Institutional Shares, Janus Aspen Series Worldwide Growth -- Institutional Shares, Lazard Retirement International Equity, Lord Abbett Mid-Cap Value Portfolio, MFS(R) Investors Trust Series -- Initial Class, MFS(R) New Discovery Series -- Initial Class, MFS(R) Utilities Series -- Initial Class, Morgan Stanley UIF Emerging Markets Debt -- Class I, Morgan Stanley UIF Emerging Markets Equity -- Class I, Morgan Stanley UIF U.S. Real Estate -- Class I, Pimco All Asset -- Administrative Shares, Pimco Low Duration -- Administrative Shares, Pimco Real Return -- Administrative Shares, Pimco Total Return -- Administrative Shares, Royce Micro-Cap Portfolio, Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares, Scudder VIT Small Cap Index Fund -- Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price New America Growth Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price International Stock Portfolio and Van Eck Worldwide Absolute Return.

NYLIAC CSVUL Separate Account-I

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: Lazard Retirement International Equity and Pimco All Asset -- Administrative Shares.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investment of CSVUL Separate Account -- I are as follows:

                                         MAINSTAY VP                       MAINSTAY VP
                        MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP      MAINSTAY VP
                           BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--     GOVERNMENT--
                       INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                       ---------------------------------------------------------------------------------------------------
Number of shares.....         462              403           15,404            4,271               20               95
Identified cost......     $ 6,162          $ 8,772          $15,404          $79,467          $   218          $ 1,006

                        MAINSTAY VP
                         HIGH YIELD    MAINSTAY VP
                         CORPORATE    INTERNATIONAL
                           BOND--       EQUITY--
                       INITIAL CLASS  INITIAL CLASS
                       ----------------------------
Number of shares.....         442          3,819
Identified cost......     $ 3,791        $47,567

                           ALGER             ALGER
                          AMERICAN          AMERICAN
                         LEVERAGED           SMALL            AMERICAN                         DREYFUS IP      DREYFUS VIF
                          ALLCAP--      CAPITALIZATION--   CENTURY(R) VP                       TECHNOLOGY       DEVELOPING
                          CLASS O           CLASS O           VALUE--       CALVERT SOCIAL      GROWTH--        LEADERS--
                           SHARES            SHARES           CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES
                       -----------------------------------------------------------------------------------------------------
Number of shares.....          --                20                13              219               15                5
Identified cost......     $    12           $   320           $   104          $   392          $   132          $   187


                                       FIDELITY(R) VIP
                       FIDELITY(R) VIP     EQUITY-
                       CONTRAFUND(R)--    INCOME--
                        INITIAL CLASS   INITIAL CLASS
                       -------------------------------
Number of shares.....           96             144
Identified cost......      $ 2,182         $ 3,219

                                                               MORGAN           MORGAN
                                                            STANLEY UIF      STANLEY UIF         MORGAN
                         MFS(R) NEW                           EMERGING         EMERGING       STANLEY UIF       PIMCO LOW
                         DISCOVERY      MFS(R) UTILITIES      MARKETS          MARKETS         U.S. REAL        DURATION--
                          SERIES--          SERIES--           DEBT--          EQUITY--         ESTATE--      ADMINISTRATIVE
                       INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
                       -----------------------------------------------------------------------------------------------------
Number of shares.....          21                 --               --               46               86               19
Identified cost......     $   275            $    --          $    --          $   423          $ 1,325          $   202


                         PIMCO REAL    PIMCO TOTAL
                          RETURN--        RETURN
                       ADMINISTRATIVE ADMINISTRATIVE
                           SHARES         SHARES
                       -----------------------------
Number of shares.....           8            288
Identified cost......     $   104        $ 3,038

  Investment activity for the year ended December 31, 2004, was as follows:

                                         MAINSTAY VP                       MAINSTAY VP
                        MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP      MAINSTAY VP
                           BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--     GOVERNMENT--
                       INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                       ---------------------------------------------------------------------------------------------------
Purchases............     $ 2,520          $ 7,620          $324,323         $77,423          $    66          $   299
Proceeds from sales..         307           19,737           317,453          29,604               24              103

                        MAINSTAY VP
                         HIGH YIELD    MAINSTAY VP
                         CORPORATE    INTERNATIONAL
                           BOND--       EQUITY--
                       INITIAL CLASS  INITIAL CLASS
                       ----------------------------
Purchases............     $ 1,398        $32,495
Proceeds from sales..         473          1,600

                           ALGER             ALGER
                          AMERICAN          AMERICAN
                         LEVERAGED           SMALL            AMERICAN                         DREYFUS IP      DREYFUS VIF
                          ALLCAP--      CAPITALIZATION--   CENTURY(R) VP                       TECHNOLOGY       DEVELOPING
                          CLASS O           CLASS O           VALUE--       CALVERT SOCIAL      GROWTH--        LEADERS--
                           SHARES            SHARES           CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES
                       -----------------------------------------------------------------------------------------------------
Purchases............     $    12           $   117           $   104          $   665          $   400          $   183
Proceeds from sales..          --                32                --              298              266              207


                                       FIDELITY(R) VIP
                       FIDELITY(R) VIP     EQUITY-
                       CONTRAFUND(R)--    INCOME--
                        INITIAL CLASS   INITIAL CLASS
                       -------------------------------
Purchases............      $ 1,231         $ 2,191
Proceeds from sales..          206             395

                                                               MORGAN           MORGAN
                                                            STANLEY UIF      STANLEY UIF         MORGAN
                         MFS(R) NEW                           EMERGING         EMERGING       STANLEY UIF       PIMCO LOW
                         DISCOVERY      MFS(R) UTILITIES      MARKETS          MARKETS          U.S REAL        DURATION--
                          SERIES--          SERIES--           DEBT--          EQUITY--         ESTATE--      ADMINISTRATIVE
                       INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I          CLASS I           SHARES
                       -----------------------------------------------------------------------------------------------------
Purchases............     $   287            $     7          $   173          $   617          $ 1,148          $   202
Proceeds from sales..          11                241              163              220              410               --


                         PIMCO REAL    PIMCO TOTAL
                          RETURN--        RETURN
                       ADMINISTRATIVE ADMINISTRATIVE
                           SHARES         SHARES
                       -----------------------------
Purchases............     $   104        $ 3,089
Proceeds from sales..          --             51

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                                 MAINSTAY VP
                                                                                                                  AMERICAN
 MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                       CENTURY
   MID CAP         MID-CAP         MID-CAP         S&P 500        SMALL-CAP         TOTAL        MAINSTAY VP     INCOME AND
   CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--        GROWTH--
INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
     2,901              12           4,444            5,407              1              82            7,905              5
   $33,118         $   135         $49,083         $142,241        $     6         $ 1,300         $119,768        $    48

 MAINSTAY VP     MAINSTAY VP
  DREYFUS       EAGLE ASSET    MAINSTAY VP
   LARGE        MANAGEMENT     LORD ABBETT
  COMPANY         GROWTH       DEVELOPING
  VALUE--        EQUITY--       GROWTH--
INITIAL CLASS  INITIAL CLASS  INITIAL CLASS
-------------------------------------------
     41              29            --
$   428         $   389       $    --

                                    FIDELITY(R) VIP                                                          JANUS ASPEN
                                      INVESTMENT                                          FIDELITY(R) VIP      SERIES
FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
   GROWTH--         INDEX 500--         BOND--           MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
 INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       SHARES
-------------------------------------------------------------------------------------------------------------------------
         60                46                79               160                40                 2              549
    $ 1,749           $ 5,781           $ 1,041           $ 4,101           $   614           $    24          $12,593

JANUS ASPEN     JANUS ASPEN
   SERIES          SERIES        LORD ABBETT
  MID CAP        WORLDWIDE     SERIES FUND--     MFS(R)
  GROWTH--        GROWTH--         MID-CAP      INVESTORS
INSTITUTIONAL   INSTITUTIONAL       VALUE     TRUST SERIES--
   SHARES          SHARES         PORTFOLIO   INITIAL CLASS
-------------------------------------------------------------
     25              27             291             9
$   544         $   709         $ 5,314       $   147

              SCUDDER VIT
                EAFE(R)      SCUDDER VIT
              EQUITY INDEX    SMALL CAP     T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
   ROYCE         FUND--      INDEX FUND--     BLUE CHIP        EQUITY       INTERNATIONAL   LIMITED-TERM     NEW AMERICA
 MICRO-CAP      CLASS A        CLASS A         GROWTH          INCOME           STOCK           BOND           GROWTH
 PORTFOLIO       SHARES         SHARES        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
       26            --            411             517             272              27              53               3
  $   292       $     1        $ 5,728         $ 4,356         $ 5,474         $   333         $   268         $    48


T. ROWE PRICE
  PERSONAL        VAN ECK
  STRATEGY       WORLDWIDE
  BALANCED       ABSOLUTE
  PORTFOLIO       RETURN
--------------------------
    292               1
$ 5,042         $     9

                                                                                                                 MAINSTAY VP
                                                                                                                  AMERICAN
 MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                       CENTURY
   MID CAP         MID-CAP         MID-CAP         S&P 500        SMALL-CAP         TOTAL        MAINSTAY VP     INCOME AND
   CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--        GROWTH--
INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
$33,219            $   136         $49,192         $33,876         $     6         $   419         $120,015        $    45
    158                 --             114           4,782              --             360              319              1

  MAINSTAY VP    MAINSTAY VP
   DREYFUS       EAGLE ASSET   MAINSTAY VP
    LARGE        MANAGEMENT    LORD ABBETT
   COMPANY         GROWTH      DEVELOPING
   VALUE--        EQUITY--      GROWTH--
INITIAL CLASS   INITIAL CLASS INITIAL CLASS
-------------------------------------------
$    71         $   118       $    --
     39             195            --

                                    FIDELITY(R) VIP                                                          JANUS ASPEN
                                      INVESTMENT                                          FIDELITY(R) VIP      SERIES
FIDELITY(R) VIP   FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE         BALANCED--
   GROWTH--         INDEX 500--         BOND--           MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL
 INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       SHARES
-------------------------------------------------------------------------------------------------------------------------
    $ 2,019           $ 7,295           $ 2,654           $ 4,530           $   810           $    24          $  1,805
        432             1,814             2,266               649               198                --               441

   JANUS ASPEN     JANUS ASPEN
    SERIES          SERIES        LORD ABBETT
    MID CAP        WORLDWIDE     SERIES FUND--     MFS(R)
   GROWTH--        GROWTH--         MID-CAP      INVESTORS
INSTITUTIONAL   INSTITUTIONAL       VALUE     TRUST SERIES--
   SHARES          SHARES         PORTFOLIO   INITIAL CLASS
------------------------------------------------------------
$   797         $   250         $ 5,081       $    53
    241              32              90             4

              SCUDDER VIT
                EAFE(R)      SCUDDER VIT
              EQUITY INDEX    SMALL CAP     T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
   ROYCE         FUND--      INDEX FUND--     BLUE CHIP        EQUITY       INTERNATIONAL   LIMITED-TERM     NEW AMERICA
 MICRO-CAP      CLASS A        CLASS A         GROWTH          INCOME           STOCK           BOND           GROWTH
 PORTFOLIO       SHARES         SHARES        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
  $   292       $     1        $ 6,204         $ 4,452         $ 4,198         $   336         $   144         $    48
       --            --            458              97             529               3              10              --


T. ROWE PRICE
  PERSONAL        VAN ECK
  STRATEGY       WORLDWIDE
  BALANCED       ABSOLUTE
 PORTFOLIO       RETURN
--------------------------
$ 5,539         $     9
    493              --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CESVUL3 and CESVUL4 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00% (1.75% of which is assessed for state charges and 1.25% is assessed for federal charges) from any additional premiums paid in those Policy Years. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. During Policy Years eight through eleven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 3.00%. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, and $5.00, for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:

                                                  MAINSTAY VP                           MAINSTAY VP
                               MAINSTAY VP          CAPITAL           MAINSTAY VP          COMMON        MAINSTAY VP
                                  BOND--        APPRECIATION--           CASH             STOCK--       CONVERTIBLE--
                              INITIAL CLASS      INITIAL CLASS        MANAGEMENT       INITIAL CLASS    INITIAL CLASS
                              --------------   -----------------   -----------------   --------------   --------------
                              2004(C)   2003   2004(L)    2003       2004      2003    2004(C)   2003   2004(G)   2003
                              ------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................     71      47        20       33           13       18      102    141       --      --
Units redeemed..............    (10)    (10)   (2,336)     (71)         (53)      (9)  (2,705)   (94)      --      --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...     61      37    (2,316)     (38)         (40)       9   (2,603)    47       --      --
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====
SERIES II POLICIES
Units issued................     --      --        --       --      260,326    6,784    6,242      7        5      15
Units redeemed..............     --      --        --       (2)    (267,028)  (2,605)     (13)    --       (2)     --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...     --      --        --       (2)      (6,702)   4,179    6,229      7        3      15
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====
SERIES III POLICIES
Units issued................    114      --       717       --       45,584       --        1     --       --      --
Units redeemed..............     (1)     --        --       --      (31,983)      --       --     --       --      --
                                ---     ---    ------      ---     --------   ------   ------    ---     ----     ----
  Net increase (decrease)...    113      --       717       --       13,601       --        1     --       --      --
                                ===     ===    ======      ===     ========   ======   ======    ===     ====     ====


                               MAINSTAY VP
                               GOVERNMENT--
                              INITIAL CLASS
                              --------------
                              2004(D)   2003
                              --------------
SERIES I POLICIES
Units issued................     10       10
Units redeemed..............     (2)      (2)
                               ----     ----
  Net increase (decrease)...      8        8
                               ====     ====
SERIES II POLICIES
Units issued................      4        3
Units redeemed..............     (4)      --
                               ----     ----
  Net increase (decrease)...     --        3
                               ====     ====
SERIES III POLICIES
Units issued................      6       --
Units redeemed..............     --       --
                               ----     ----
  Net increase (decrease)...      6       --
                               ====     ====

                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                 AMERICAN         DREYFUS        EAGLE ASSET      MAINSTAY VP        ALGER
                                                 CENTURY           LARGE          MANAGEMENT      LORD ABBETT       AMERICAN
                              MAINSTAY VP       INCOME AND        COMPANY           GROWTH        DEVELOPING       LEVERAGED
                                VALUE--          GROWTH--         VALUE--          EQUITY--        GROWTH--         ALLCAP--
                             INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   CLASS O SHARES
                             --------------   --------------   --------------   --------------   -------------   --------------
                             2004(M)   2003   2004(G)   2003   2004(C)   2003   2004(C)   2003      2004(C)         2004(C)
                             -------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    268     --       --      --        3       5        6       7           --              --
Units redeemed..............     (3)    --       --      --       (3)     (2)      (4)     (3)          --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...    265     --       --      --       --       3        2       4           --              --
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====
Series II Policies
Units issued................  8,751      1       --      --       --      --        7       7           --              --
Units redeemed..............    (18)    --       --      --       --      --      (18)     --           --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...  8,733      1       --      --       --      --      (11)      7           --              --
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====
SERIES III POLICIES
Units issued................     62     --        4      --        2      --        1      --           --               1
Units redeemed..............     --     --       --      --       --      --       --      --           --              --
                              -----    ----    ----     ----    ----     ----    ----     ----        ----            ----
  Net increase (decrease)...     62     --        4      --        2      --        1      --           --               1
                              =====    ====    ====     ====    ====     ====    ====     ====        ====            ====

Not all Investment Divisions are available under all policies.

(a)  For Series II policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For Series II policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(e)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(g)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(k)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(l)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(m)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MAINSTAY VP
      HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
      CORPORATE      INTERNATIONAL       MID CAP          MID CAP         MID-CAP         S&P 500         SMALL CAP
        BOND--          EQUITY--          CORE--         GROWTH--         VALUE--         INDEX--         GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------   --------------   --------------   -------------   -------------   --------------   -------------
    2004(C)   2003   2004(C)   2003   2004(C)   2003      2004(C)       2004(E)(L)     2004(C)   2003      2004(C)
    -----------------------------------------------------------------------------------------------------------------
       32      44     2,357     16        --     --           --              --        1,714    157           --
      (10)    (14)      (56)   (44)       --     --           --              --         (280)   (263)         --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       22      30     2,301    (28)       --     --           --              --        1,434    (106)         --
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====
        2       3        34     19     2,198      2           --           4,847           15     21           --
       (3)     (2)       (1)    --        (5)    --           --             (10)         (13)    --           --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       (1)      1        33     19     2,193      2           --           4,837            2     21           --
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====
       38      --       289     --       237     --           12               1        1,178     --            1
       (2)     --        (1)    --        --     --           --              --           (2)    --           --
     ----     ----    -----    ----    -----    ----        ----           -----        -----    ----        ----
       36      --       288     --       237     --           12               1        1,176     --            1
     ====     ====    =====    ====    =====    ====        ====           =====        =====    ====        ====


      MAINSTAY VP
     TOTAL RETURN--
     INITIAL CLASS
     --------------
      2004     2003
    -------------------------------------------------------------
        32       41
       (28)      (5)
      ----     ----
         4       36
      ====     ====
        --       --
        --       --
      ----     ----
        --       --
      ====     ====
        --       --
        --       --
      ----     ----
        --       --
      ====     ====

          ALGER
        AMERICAN          AMERICAN                          DREYFUS IP        DREYFUS VIF                        FIDELITY(R)VIP
          SMALL          CENTURY(R)        CALVERT          TECHNOLOGY         DEVELOPING      FIDELITY(R)VIP       EQUITY-
    CAPITALIZATION--     VP VALUE --        SOCIAL       GROWTH-- INITIAL      LEADERS--      CONTRAFUND(R)--       INCOME--
     CLASS O SHARES       CLASS II         BALANCED           SHARES         INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
    -----------------   -------------   --------------   -----------------   --------------   ----------------   --------------
    2004(C)   2003(A)      2004(E)      2004(D)   2003   2004(C)   2003(B)   2004(C)   2003   2004(C)    2003    2004(C)   2003
    ---------------------------------------------------------------------------------------------------------------------------
        3        10           --            1       1       --        --        --      --        4         5       22      32
       (3)       (3)          --           (2)     (1)      --        --        --      --       (5)       (3)      (7)     (7)
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
       --         7           --           (1)     --       --        --        --      --       (1)        2       15      25
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===
        2         6           10           --      --       --        --        14      16       47        55       --      --
       --        --           --           --      --       --        --       (18)     (1)      (2)       (1)      --      (2)
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
        2         6           10           --      --       --        --        (4)     15       45        54       --      (2)
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===
        6        --           --           39      --       14        --         3      --       47        --      161      --
       --        --           --           (2)     --       --        --        (1)     --       (1)       --       (1)     --
     ----      ----         ----         ----     ----    ----      ----      ----     ----     ---      ----      ---     ---
        6        --           --           37      --       14        --         2      --       46        --      160      --
     ====      ====         ====         ====     ====    ====      ====      ====     ====     ===      ====      ===     ===


     FIDELITY(R)VIP
        GROWTH--
     INITIAL CLASS
     --------------
     2004(C)   2003
    ---------------------------------------------------------------------------------
        --      --
        --      --
      ----     ---
        --      --
      ====     ===
         5      19
        --      --
      ----     ---
         5      19
      ====     ===
       166      --
        (1)     --
      ----     ---
       165      --
      ====     ===

--------------------------------------------------------------------------------

                                                FIDELITY(R) VIP                                           FIDELITY(R)
                             FIDELITY(R) VIP       INVESTMENT      FIDELITY(R) VIP    FIDELITY(R) VIP      VIP VALUE
                               INDEX 500--        GRADE BOND--        MID-CAP--          OVERSEAS--      STRATEGIES--
                              INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                             ----------------   ----------------   ----------------   ----------------   -------------
                             2004(C)    2003    2004(C)    2003    2004(C)    2003    2004(C)    2003       2004(J)
                             -------------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --        --       --        --       --        --       --        --          --
Units redeemed..............    --        --       --        --       --        --       --        --          --
                               ---      ----      ---       ---      ---       ---      ---       ---         ---
  Net increase (decrease)...    --        --       --        --       --        --       --        --          --
                               ===      ====      ===       ===      ===       ===      ===       ===         ===
SERIES II POLICIES
Units issued................    30        28       30        35       20        21        1         1          --
Units redeemed..............    (2)       (1)      (6)       (3)      (4)       --       (2)       --          --
                               ---      ----      ---       ---      ---       ---      ---       ---         ---
  Net increase (decrease)...    28        27       24        32       16        21       (1)        1          --
                               ===      ====      ===       ===      ===       ===      ===       ===         ===
SERIES III POLICIES
Units issued................   521        --       12        --      368        --       68        --           2
Units redeemed..............    (5)       --       (1)       --       (3)       --       (1)       --          --
                               ---      ----      ---       ---      ---       ---      ---       ---         ---
  Net increase (decrease)...   516        --       11        --      365        --       67        --           2
                               ===      ====      ===       ===      ===       ===      ===       ===         ===

                               JANUS ASPEN
                                  SERIES
                                BALANCED--
                              INSTITUTIONAL
                                  SHARES
                              --------------
                              2004(C)   2003
                              ------------------------------------------------------------------------------------------------------
----------------------
SERIES I POLICIES
Units issued................     27      37
Units redeemed..............    (22)    (23)
                                ---     ---
  Net increase (decrease)...      5      14
                                ===     ===
SERIES II POLICIES
Units issued................     33      24
Units redeemed..............     (2)     (3)
                                ---     ---
  Net increase (decrease)...     31      21
                                ===     ===
SERIES III POLICIES
Units issued................     76      --
Units redeemed..............     (1)     --
                                ---     ---
  Net increase (decrease)...     75      --
                                ===     ===

                                                                                                                  SCUDDER
                                                                                                                VIT EAFE(R)
                                  MORGAN          PIMCO LOW        PIMCO REAL      PIMCO TOTAL                     EQUITY
                             STANLEY UIF U.S.     DURATION--        RETURN--         RETURN--        ROYCE      INDEX FUND--
                              REAL ESTATE--     ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE   MICRO--CAP     CLASS A
                                 CLASS I            SHARES           SHARES           SHARES       PORTFOLIO       SHARES
                             ----------------   --------------   --------------   --------------   ----------   ------------
                             2004(C)    2003      2004(K)(L)       2004(K)(L)        2004(F)       2004(K)(L)     2004(J)
                             -------------------------------------------------------------------------------------------------------
SERIES I POLICIES
Units issued................    --        --          --               --               --             --            --
Units redeemed..............    --        --          --               --               --             --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...    --        --          --               --               --             --            --
                               ===      ====         ===              ===              ===            ===           ===
SERIES II POLICIES
Units issued................     4        30          15                8               --              8            --
Units redeemed..............    (1)       (1)         --               --               --             --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...     3        29          15                8               --              8            --
                               ===      ====         ===              ===              ===            ===           ===
SERIES III POLICIES
Units issued................    59        --           5                2              294             19            --
Units redeemed..............    --        --          --               --               (2)            --            --
                               ---      ----         ---              ---              ---            ---           ---
  Net increase (decrease)...    59        --           5                2              292             19            --
                               ===      ====         ===              ===              ===            ===           ===

Not all Investment Divisions are available under all policies.

(a)  For Series II policies, represents the period June 2003
     (Commencement of Investments) through December 2003.
(b)  For Series II policies, represents the period November 2003
     (Commencement of Investments) through December 2003.
(c)  For Series III policies, represents the period April 2004
     (Commencement of Investments) through December 2004.
(d)  For Series III policies, represents the period June 2004
     (Commencement of Investments) through December 2004.
(e)  For Series II policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(f)  For Series III policies, represents the period July 2004
     (Commencement of Investments) through December 2004.
(g)  For Series III policies, represents the period August 2004
     (Commencement of Investments) through December 2004.
(h)  For Series III policies, represents the period September
     2004 (Commencement of Investments) through December 2004.
(i)  For Series II policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(j)  For Series III policies, represents the period October 2004
     (Commencement of Investments) through December 2004.
(k)  For Series II policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(l)  For Series III policies, represents the period November 2004
     (Commencement of Investments) through December 2004.
(m)  For Series III policies, represents the period December 2004
     (Commencement of Investments) through December 2004.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

 JANUS ASPEN     JANUS ASPEN                                                                        MORGAN
   SERIES           SERIES                           MFS(R)          MFS(R)                       STANLEY UIF   MORGAN STANLEY
   MID CAP        WORLDWIDE                         INVESTORS          NEW           MFS(R)        EMERGING      UIF EMERGING
  GROWTH--         GROWTH--       LORD ABBETT         TRUST         DISCOVERY       UTILITIES       MARKETS        MARKETS
INSTITUTIONAL   INSTITUTIONAL    MID-CAP VALUE      SERIES--        SERIES--        SERIES--        DEBT--         EQUITY--
   SHARES           SHARES         PORTFOLIO      INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     CLASS I        CLASS I
-------------   --------------   --------------   -------------   -------------   -------------   -----------   --------------
   2004(C)      2004(C)   2003   2004(F)   2003   2004    2003       2004(C)      2004    2003      2004(C)     2004(C)   2003
                                     -----------------------------------------------------------------------------------------
      --            9      15       --      --      --      --          --          --      --         --          --       1
      --           (3)     (4)      --      --      --      --          --          --      --         --          (1)     (1)
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      --            6      11       --      --      --      --          --          --      --         --          (1)     --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===
      --            3       3       41      28       4       5          --          --      --         --          --      --
      --           --      --       (1)     --      --      --          --         (20)     --         --          --      --
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      --            3       3       40      28       4       5          --         (20)     --         --          --      --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===
      58           13      --      437      --      --      --          32          --      --         11          43      --
      (1)          --      --       (4)     --      --      --          --          --      --        (11)         --      --
     ---         ----     ---      ---     ---     ---     ---         ---         ---     ---        ---         ---     ---
      57           13      --      433      --      --      --          32          --      --         --          43      --
     ===         ====     ===      ===     ===     ===     ===         ===         ===     ===        ===         ===     ===

   SCUDDER VIT                                                                                        T. ROWE PRICE
    SMALL CAP       T. ROWE PRICE                    T. ROWE PRICE                    T. ROWE PRICE     PERSONAL       VAN ECK
  INDEX FUND--        BLUE CHIP     T. ROWE PRICE    INTERNATIONAL   T. ROWE PRICE     NEW AMERICA      STRATEGY      WORLDWIDE
     CLASS A           GROWTH       EQUITY INCOME        STOCK        LIMITED-TERM       GROWTH          BALANCE      ABSOLUTE
     SHARES           PORTFOLIO       PORTFOLIO        PORTFOLIO     BOND PORTFOLIO     PORTFOLIO       PORTFOLIO      RETURN
-----------------   -------------   --------------   -------------   --------------   -------------   -------------   ---------
2004(C)   2003(B)    2004(H)(I)     2004(C)   2003    2004(D)(E)     2004(C)   2003      2004(L)         2004(D)       2004(C)
   ----------------------------------------------------------------------------------------------------------------------------
   --        --           --            9      10          --           --      --          --              --            --
   --        --           --           (3)     (8)         --           --      --          --              --            --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
   --        --           --            6       2          --           --      --          --              --            --
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===
    6        --           19           34      78          10            7      10          --              --            --
   --        --           --          (23)     (3)         --           (1)     --          --              --            --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
    6        --           19           11      75          10            6      10          --              --            --
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===
  520        --          415          328      --          22            6      --           5             477             1
   (1)       --           (4)          (3)     --          --           --      --          --              (2)           --
  ---       ---          ---          ---     ---         ---          ---     ---         ---             ---           ---
  519        --          411          325      --          22            6      --           5             475             1
  ===       ===          ===          ===     ===         ===          ===     ===         ===             ===           ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2004 and December 31, 2003, 2002, 2001, and 2000:

                                                                                   MAINSTAY VP
                                                                                      BOND--
                                                                                  INITIAL CLASS
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................  $  4,973    $  3,967    $  3,330    $  2,564    $    503
Units Outstanding..........................................       345         284         248         207          44
Variable Accumulation Unit Value...........................  $  14.41    $  13.95    $  13.44    $  12.36    $  11.39
Total Return...............................................       3.4%        3.8%        8.7%        8.5%        9.1%
Investment Income Ratio....................................       3.8%        4.2%        4.5%        7.5%
SERIES II POLICIES (b)
Net Assets.................................................  $     --    $     --    $     --    $     --    $     --
Units Outstanding..........................................        --          --          --          --          --
Variable Accumulation Unit Value...........................  $     --    $     --    $     --    $     --    $     --
Total Return...............................................        --          --          --          --          --
Investment Income Ratio....................................        --          --          --          --
SERIES III POLICIES (c)
Net Assets.................................................  $  1,163    $     --    $     --    $     --    $     --
Units Outstanding..........................................       113          --          --          --          --
Variable Accumulation Unit Value...........................  $  10.27    $     --    $     --    $     --    $     --
Total Return...............................................       2.7%         --          --          --          --
Investment Income Ratio....................................       6.0%         --          --          --

                                                                                   MAINSTAY VP
                                                                                  COMMON STOCK--
                                                                                  INITIAL CLASS
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...............................................    $  3,826    $ 30,953    $ 24,273    $ 31,888    $ 39,626
Units Outstanding........................................         329       2,932       2,885       2,851       2,917
Variable Accumulation Unit Value.........................    $  11.63    $  10.56    $   8.41    $  11.19    $  13.59
Total Return.............................................        10.1%       25.5%      (24.8%)     (17.7%)      (4.0%)
Investment Income Ratio..................................         0.2%        1.1%        0.9%        0.7%
SERIES II POLICIES (b)
Net Assets...............................................    $ 83,745    $    228    $    120    $     --    $     --
Units Outstanding........................................       6,248          19          12          --          --
Variable Accumulation Unit Value.........................    $  13.40    $  12.12    $   9.61    $     --    $     --
Total Return.............................................        10.6%       26.1%       (3.9%)        --          --
Investment Income Ratio..................................         9.1%        1.2%        7.3%         --
SERIES III POLICIES (c)
Net Assets...............................................    $      8    $     --    $     --    $     --    $     --
Units Outstanding........................................           1          --          --          --          --
Variable Accumulation Unit Value.........................    $  10.83    $     --    $     --    $     --    $     --
Total Return.............................................         8.4%         --          --          --          --
Investment Income Ratio..................................        14.2%         --          --          --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                    MAINSTAY VP                                         MAINSTAY VP
              CAPITAL APPRECIATION--                                       CASH
                   INITIAL CLASS                                        MANAGEMENT
---------------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------------
    $ 1,234   $21,393   $17,231   $25,467   $33,738   $   119   $   166   $   155   $   153   $    77
        137     2,453     2,492     2,530     2,555       101       141       132       131        68
    $  9.02   $  8.72   $  6.92   $ 10.07   $ 13.20   $  1.18   $  1.18   $  1.18   $  1.17   $  1.13
        3.4%     26.1%    (31.3%)   (23.7%)   (11.3%)     0.1%       --       0.9%      3.5%      4.6%
         --       0.2%      0.1%      0.1%                0.8%      0.7%      1.3%      3.5%
    $    --   $    --   $    15   $    --   $    --   $ 1,591   $ 8,361   $ 4,116   $    --   $    --
         --        --         2        --        --     1,563     8,265     4,085        --        --
    $    --   $ 11.21   $  9.56   $    --   $    --   $  1.02   $  1.01   $  1.01   $    --   $    --
         --      17.2%     (4.4%)      --        --       0.6%      0.4%      1.0%       --        --
         --        --       1.0%       --                 2.1%      0.7%      1.3%       --
    $ 7,441   $    --   $    --   $    --   $    --   $13,693   $    --   $    --   $    --   $    --
        717        --        --        --        --    13,601        --        --        --        --
    $ 10.38   $    --   $    --   $    --   $    --   $  1.01   $    --   $    --   $    --   $    --
        3.8%       --        --        --        --       0.7%       --        --        --        --
        1.5%       --        --        --                 0.6%       --        --        --

                    MAINSTAY VP                                         MAINSTAY VP
                   CONVERTIBLE--                                       GOVERNMENT--
                   INITIAL CLASS                                       INITIAL CLASS
---------------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
-----------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $     2   $   898   $   767   $   650   $   490   $    18
         --        --        --        --        --        64        56        48        40         2
    $ 10.63   $ 10.09   $    --   $    --   $  9.32   $ 13.99   $ 13.63   $ 13.47   $ 12.35   $ 11.66
        5.4%      7.6%       --       0.6%     (6.8%)     2.6%      1.2%      9.1%      5.9%     11.4%
        2.5%     25.8%       --        --                 4.2%      4.7%      3.0%      7.2%
    $   229   $   178   $     1   $    --   $    --   $    49   $    53   $    27   $    --   $    --
         18        15        --        --        --         5         5         3        --        --
    $ 12.68   $ 11.98   $  9.82   $    --   $    --   $ 10.74   $ 10.42   $ 10.25   $    --   $    --
        5.8%     21.9%     (1.8%)      --        --       3.1%      1.6%      2.5%       --        --
        5.9%     20.5%     32.0%       --                 9.7%      5.3%     15.2%       --
    $    --   $    --   $    --   $    --   $    --   $    57   $    --   $    --   $    --   $    --
         --        --        --        --        --         6        --        --        --        --
    $ 10.42   $    --   $    --   $    --   $    --   $ 10.37   $    --   $    --   $    --   $    --
        4.2%       --        --        --        --       3.7%       --        --        --        --
         --        --        --        --                16.1%       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   MAINSTAY VP
                                                                                   HIGH YIELD
                                                                                CORPORATE BOND--
                                                                                  INITIAL CLASS
                                                            ---------------------------------------------------------
                                                              2004        2003        2002        2001        2000
                                                            ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................................  $  3,917    $  3,188    $  2,027    $    552    $      78
Units Outstanding.........................................       241         219         189          52            8
Variable Accumulation Unit Value..........................  $  16.27    $  14.54    $  10.73    $  10.59    $   10.17
Total Return..............................................      11.9%       35.4%        1.3%        4.1%        (6.5%)
Investment Income Ratio...................................       7.1%        7.5%       11.3%       19.7%
SERIES II POLICIES (b)
Net Assets................................................  $     58    $     68    $     42    $     --    $      --
Units Outstanding.........................................         4           5           4          --           --
Variable Accumulation Unit Value..........................  $  14.73    $  13.10    $   9.63    $     --    $      --
Total Return..............................................      12.4%       36.0%       (3.7%)        --           --
Investment Income Ratio...................................      13.5%        7.8%       48.0%         --
SERIES III POLICIES (c)
Net Assets................................................  $    391    $     --    $     --    $     --    $      --
Units Outstanding.........................................        36          --          --          --           --
Variable Accumulation Unit Value..........................  $  10.95    $     --    $     --    $     --    $      --
Total Return..............................................       9.5%         --          --          --           --
Investment Income Ratio...................................      24.4%         --          --          --

                                  MAINSTAY VP
                                    MID CAP                                          MAINSTAY VP
                                    VALUE--                                        S&P 500 INDEX--
                                 INITIAL CLASS                                      INITIAL CLASS
                               -----------------     ----------------------------------------------------------------------------
                                     2004                2004            2003            2002            2001            2000
                               -------------------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................        $     --          $118,599        $ 93,168        $ 74,054        $ 96,969        $113,059
Units Outstanding............              --            10,385           8,951           9,057           9,161           9,321
Variable Accumulation Unit
  Value......................        $     --          $  11.42        $  10.41        $   8.18        $  10.59        $  12.13
Total Return.................              --               9.7%           27.3%          (22.8%)         (12.7%)          (9.9%)
Investment Income Ratio......              --               1.8%            1.4%            1.3%            1.0%
SERIES II POLICIES (b)
Net Assets...................        $ 54,668          $    297        $    255        $     33        $     --        $     --
Units Outstanding............           4,837                26              24               4              --              --
Variable Accumulation Unit
  Value......................        $  11.30          $  11.50        $  10.44        $   8.16        $     --        $     --
Total Return.................            13.0%             10.2%           27.9%          (18.4%)            --              --
Investment Income Ratio......             5.3%              4.5%            4.3%            9.9%             --
SERIES III POLICIES (c)
Net Assets...................        $     12          $ 12,742        $     --        $     --        $     --        $     --
Units Outstanding............               1             1,176              --              --              --              --
Variable Accumulation Unit
  Value......................        $  10.60          $  10.83        $     --        $     --        $     --        $     --
Total Return.................             6.0%              8.3%             --              --              --              --
Investment Income Ratio......             9.6%              4.9%             --              --              --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        MAINSTAY VP
                       INTERNATIONAL                                MAINSTAY VP               MAINSTAY VP
                          EQUITY--                                 MID CAP CORE--           MID CAP GROWTH--
                       INITIAL CLASS                               INITIAL CLASS             INITIAL CLASS
    ----------------------------------------------------   ------------------------------   ----------------
      2004       2003       2002       2001       2000       2004       2003       2002           2004
------------------------------------------------------------------------------------------------------------
    $ 49,629   $ 16,086   $ 12,713   $ 13,576   $ 16,477   $     --   $     --   $     --       $     --
       3,697      1,396      1,425      1,444      1,496         --         --         --             --
    $  13.42   $  11.52   $   8.92   $   9.40   $  11.01   $     --   $     --   $     --       $     --
        16.5%      29.1%      (5.1%)    (14.6%)    (18.6%)       --         --         --             --
         1.8%       1.9%       1.4%       1.4%                   --         --         --             --
    $    846   $    310   $     55   $     --   $     --   $ 35,255   $     45   $     16       $     --
          57         24          6         --         --      2,196          3          2             --
    $  14.88   $  12.71   $   9.80   $     --   $     --   $  16.06   $  13.17   $   9.74       $     --
        17.1%      29.7%      (2.0%)       --         --       21.9%      35.2%      (2.6%)           --
         4.2%       5.3%      16.3%        --                   3.2%       0.6%       2.7%            --
    $  3,331   $     --   $     --   $     --   $     --   $  2,792   $     --   $     --       $    144
         288         --         --         --         --        237         --         --             12
    $  11.57   $     --   $     --   $     --   $     --   $  11.80   $     --   $     --       $  11.61
        15.7%        --         --         --         --       18.0%        --         --           16.1%
         3.0%        --         --         --                   0.5%        --         --             --

     MAINSTAY VP
      SMALL CAP                      MAINSTAY VP                                       MAINSTAY VP
      GROWTH--                      TOTAL RETURN--                                       VALUE--
    INITIAL CLASS                   INITIAL CLASS                                     INITIAL CLASS
    -------------   ----------------------------------------------   -----------------------------------------------
        2004         2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
--------------------------------------------------------------------------------------------------------------------
        $   --      $ 1,361   $ 1,256   $   797   $   700   $  527   $  2,868   $     2   $     1   $     1   $    1
            --          150       146       110        80       53        265        --        --        --       --
        $   --      $  9.10   $  8.62   $  7.25   $  8.75   $ 9.87   $  10.83   $  9.80   $  7.75   $  9.88   $ 9.92
            --          5.6%     18.8%    (17.1%)   (11.3%)   (5.0%)     10.5%     26.5%    (21.6%)    (0.4%)   12.1%
            --          1.8%      1.9%      2.6%      2.6%                1.9%      2.4%      2.0%      1.3%
        $   --      $    --   $    --   $    --   $    --   $   --   $126,588   $    59   $    40   $    --   $   --
            --           --        --        --        --       --      8,738         5         4        --       --
        $   --      $    --   $    --   $    --   $    --   $   --   $  14.49   $ 13.05   $ 10.27   $    --   $   --
            --           --        --        --        --       --       11.0%     27.1%      2.7%       --       --
            --           --        --        --        --                 7.4%      1.6%      9.6%       --
        $    6      $    --   $    --   $    --   $    --   $   --   $    620   $    --   $    --   $    --   $   --
             1           --        --        --        --       --         62        --        --        --       --
        $10.45      $    --   $    --   $    --   $    --   $   --   $  10.00   $    --   $    --   $    --   $   --
           4.5%          --        --        --        --       --         --        --        --        --       --
            --           --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                       MAINSTAY VP
                                                                        AMERICAN
                                                                     CENTURY INCOME
                                                                      AND GROWTH--
                                                                      INITIAL CLASS
                                                              -----------------------------
                                                               2004       2003       2002
                                                              -----------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $    --    $    --    $    --
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $    --    $    --    $    --
Total Return................................................       --         --         --
Investment Income Ratio.....................................       --         --         --
SERIES II POLICIES (b)
Net Assets..................................................  $     4    $     4    $     2
Units Outstanding...........................................       --         --         --
Variable Accumulation Unit Value............................  $ 11.95    $ 10.63    $  8.28
Total Return................................................     12.4%      28.4%     (17.2%)
Investment Income Ratio.....................................      4.8%       1.9%       1.9%
SERIES III POLICIES (c)
Net Assets..................................................  $    49    $    --    $    --
Units Outstanding...........................................        4         --         --
Variable Accumulation Unit Value............................  $ 11.28    $    --    $    --
Total Return................................................     12.8%        --         --
Investment Income Ratio.....................................      4.2%        --         --

                                                      ALGER
                                                    AMERICAN
                                                    LEVERAGED
                                                    ALLCAP--                        ALGER AMERICAN
                                                     CLASS O                    SMALL CAPITALIZATION--
                                                     SHARES                         CLASS O SHARES
                                                    ---------    ----------------------------------------------------
                                                      2004        2004       2003        2002       2001       2000
                                                    -----------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................................   $    --     $   230    $   199    $     98    $   100    $    89
Units Outstanding.................................        --          25         25          17         13          8
Variable Accumulation Unit Value..................   $    --     $  9.24    $  7.99    $   5.65    $  7.71    $ 11.02
Total Return......................................        --        15.8%      41.4%      (26.7%)    (30.0%)    (27.7%)
Investment Income Ratio...........................        --          --         --          --        0.1%
SERIES II POLICIES (b)
Net Assets........................................   $    --     $   115    $    72    $     --    $    --    $    --
Units Outstanding.................................        --           8          6          --         --         --
Variable Accumulation Unit Value..................   $    --     $ 14.26    $ 12.27    $     --    $    --    $    --
Total Return......................................        --        16.3%      22.7%         --         --         --
Investment Income Ratio...........................        --          --         --          --         --
SERIES III POLICIES (c)
Net Assets........................................   $    13     $    59    $    --    $     --    $    --    $    --
Units Outstanding.................................         1           6         --          --         --         --
Variable Accumulation Unit Value..................   $ 10.42     $ 10.59    $    --    $     --    $    --    $    --
Total Return......................................       4.2%        5.9%        --          --         --         --
Investment Income Ratio...........................        --          --         --          --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                                       MAINSTAY VP                      MAINSTAY VP
                     DREYFUS LARGE                                      EAGLE ASSET                      LORD ABBETT
                        COMPANY                                         MANAGEMENT                       DEVELOPING
                        VALUE--                                       GROWTH EQUITY--                     GROWTH--
                     INITIAL CLASS                                     INITIAL CLASS                    INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------   -------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000         2004
    -----------------------------------------------------------------------------------------------------------------
    $   396   $   353   $   258   $   323   $   325   $   254   $   252   $   178   $   233   $   265      $    --
         34        34        31        30        29        44        42        38        35        33           --
    $ 11.49   $ 10.39   $  8.18   $ 10.68   $ 11.26   $  5.79   $  5.97   $  4.69   $  6.58   $  7.95      $    --
       10.6%     27.1%    (23.4%)    (5.2%)    12.6%     (3.0%)    27.2%    (28.7%)   (17.2%)   (20.5%)         --
        1.0%      0.8%      0.6%      0.7%                0.2%      0.2%      0.1%       --                     --
    $    47   $    36   $    27   $    --   $    --   $    48   $   158   $    68   $    --   $    --      $    --
          3         3         3        --        --         5        16         9        --        --           --
    $ 14.24   $ 12.82   $ 10.04   $    --   $    --   $  9.82   $ 10.08   $  7.89   $    --   $    --      $    --
       11.1%     27.6%      0.4%       --        --      (2.6%)    27.7%    (21.1%)      --        --           --
        2.9%      0.8%      3.6%       --                 0.2%      0.2%      0.4%       --                     --
    $    20   $    --   $    --   $    --   $    --   $    14   $    --   $    --   $    --   $    --      $    --
          2        --        --        --        --         1        --        --        --        --           --
    $ 10.76   $    --   $    --   $    --   $    --   $  9.81   $    --   $    --   $    --   $    --      $    --
        7.6%       --        --        --        --      (1.9%)      --        --        --        --           --
        1.5%       --        --        --                 0.9%       --        --        --                     --


                                                                         DREYFUS IP
       AMERICAN                          CALVERT                         TECHNOLOGY
     CENTURY(R) VP                       SOCIAL                           GROWTH--
    VALUE--CLASS II                     BALANCED                       INITIAL SHARES
    ---------------   ---------------------------------------------   -----------------
         2004          2004      2003      2002     2001      2000     2004      2003
    -----------------------------------------------------------------------------------
        $    --       $     7   $    27   $   25   $    36   $   40   $    --   $    --
             --             1         2        3         3        3        --        --
        $    --       $ 11.84   $ 11.01   $ 9.29   $ 10.65   $11.53   $    --   $    --
             --           7.5%     18.5%   (12.8%)    (7.6%)   (3.8%)      --        --
             --           1.2%      2.1%     4.7%      5.0%                --        --
        $   112       $    --   $    --   $   --   $    --   $   --   $    --   $     1
             10            --        --       --        --       --        --        --
        $ 10.94       $    --   $    --   $   --   $    --   $   --   $  9.79   $  9.90
            9.4%           --        --       --        --       --      (1.1%)    (1.0%)
             --            --        --       --        --                 --        --
        $    --       $   402   $    --   $   --   $    --   $   --   $   133   $    --
             --            37        --       --        --       --        14        --
        $    --       $ 10.77   $    --   $   --   $    --   $   --   $  9.70   $    --
             --           7.7%       --       --        --       --      (3.0%)      --
             --           6.4%       --       --        --                 --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                        DREYFUS VIF
                                                                         DEVELOPING
                                                                         LEADERS--
                                                                       INITIAL SHARES
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $     --    $     --    $     --
Units Outstanding...........................................        --          --          --
Variable Accumulation Unit Value............................  $     --    $     --    $     --
Total Return................................................        --          --          --
Investment Income Ratio.....................................        --          --          --
SERIES II POLICIES (b)
Net Assets..................................................  $    178    $    198    $     34
Units Outstanding...........................................        16          20           4
Variable Accumulation Unit Value............................  $  11.05    $   9.95    $   7.57
Total Return................................................      11.1%       31.4%      (24.3%)
Investment Income Ratio.....................................       0.3%         --         0.1%
SERIES III POLICIES (c)
Net Assets..................................................  $     22    $     --    $     --
Units Outstanding...........................................         2          --          --
Variable Accumulation Unit Value............................  $  10.29    $     --    $     --
Total Return................................................       2.9%         --          --
Investment Income Ratio.....................................       0.5%         --          --

                                                             FIDELITY(R) VIP                   FIDELITY(R) VIP
                                                                GROWTH--                         INDEX 500--
                                                              INITIAL CLASS                     INITIAL CLASS
                                                      -----------------------------     -----------------------------
                                                       2004       2003       2002        2004       2003       2002
                                                      ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..........................................  $    --    $    --    $    --     $    --    $    --    $    --
Units Outstanding...................................       --         --         --          --         --         --
Variable Accumulation Unit Value....................  $    --    $    --    $    --     $    --    $    --    $    --
Total Return........................................       --         --         --          --         --         --
Investment Income Ratio.............................       --         --         --          --         --         --
SERIES II POLICIES (b)
Net Assets..........................................  $   270    $   208    $    15     $   816    $   394    $    53
Units Outstanding...................................       26         21          2          61         33          6
Variable Accumulation Unit Value....................  $ 10.38    $ 10.07    $  7.60     $ 13.32    $ 12.08    $  9.43
Total Return........................................      3.1%      32.5%     (24.0%)      10.3%      28.1%      (5.7%)
Investment Income Ratio.............................      0.7%       0.1%        --         2.8%       0.4%        --
SERIES III POLICIES (c)
Net Assets..........................................  $ 1,636    $    --    $    --     $ 5,552    $    --    $    --
Units Outstanding...................................      165         --         --         516         --         --
Variable Accumulation Unit Value....................  $  9.92    $    --    $    --     $ 10.75    $    --    $    --
Total Return........................................     (0.8%)       --         --         7.5%        --         --
Investment Income Ratio.............................       --         --         --          --         --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                    FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    CONTRAFUND(R)--                                   EQUITY-INCOME--
                     INITIAL CLASS                                     INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
    -------------------------------------------------------------------------------------------------
    $   469   $   412   $   300   $   323   $   352   $ 1,873   $ 1,518   $   947   $   941   $ 1,357
         30        31        27        27        26       149       134       108        89       121
    $ 15.44   $ 13.46   $ 10.55   $ 11.72   $ 13.45   $ 12.54   $ 11.32   $  8.75   $ 10.61   $ 11.24
       14.7%     27.6%    (10.0%)   (12.9%)    (7.3%)    10.8%     29.4%    (17.5%)    (5.6%)     7.7%
        0.3%      0.5%      0.8%      0.8%                1.6%      1.4%      1.8%      1.8%
    $ 1,573   $   839   $   152   $    --   $    --   $    49   $    38   $    43   $    --   $    --
        116        71        17        --        --         3         3         4        --        --
    $ 13.59   $ 11.80   $  9.21   $    --   $    --   $ 14.86   $ 13.35   $ 10.27   $    --   $    --
       15.2%     28.1%     (7.9%)      --        --      11.3%     30.0%      2.7%       --        --
        0.7%      0.2%       --        --                 3.8%      1.9%       --        --
    $   514   $    --   $    --   $    --   $    --   $ 1,737   $    --   $    --   $    --   $    --
         46        --        --        --        --       160        --        --        --        --
    $ 11.08   $    --   $    --   $    --   $    --   $ 10.82   $    --   $    --   $    --   $    --
       10.8%       --        --        --        --       8.2%       --        --        --        --
         --        --        --        --                  --        --        --        --

          FIDELITY(R) VIP
            INVESTMENT                  FIDELITY(R) VIP               FIDELITY(R) VIP          FIDELITY(R) VIP
           GRADE BOND--                    MID-CAP--                    OVERSEAS--            VALUE STRATEGIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS            INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ------------------
     2004      2003      2002      2004      2003      2002      2004      2003      2002            2004
    ------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --        $    --
         --        --        --        --        --        --        --        --        --             --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --        $    --
         --        --        --        --        --        --        --        --        --             --
         --        --        --        --        --        --        --        --        --             --
    $   926   $   616   $   239   $   584   $   276   $    18   $    --   $    10   $     2        $    --
         78        54        22        39        23         2        --         1        --             --
    $ 11.87   $ 11.39   $ 10.86   $ 14.88   $ 11.95   $  8.64   $ 14.40   $ 13.23   $  9.25        $    --
        4.2%      4.9%      8.6%     24.6%     38.3%    (13.6%)     8.9%     43.0%     (7.5%)           --
       11.0%      2.4%       --        --       0.1%       --       3.2%      0.4%       --             --
    $   115   $    --   $    --   $ 4,230   $    --   $    --   $   705   $    --   $    --        $    27
         11        --        --       365        --        --        67        --        --              2
    $ 10.35   $    --   $    --   $ 11.59   $    --   $    --   $ 10.46   $    --   $    --        $ 11.88
        3.5%       --        --      15.9%       --        --       4.6%       --        --           18.8%
         --        --        --        --        --        --        --        --        --             --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                                   JANUS ASPEN
                                                                                      SERIES
                                                                                    BALANCED--
                                                                               INSTITUTIONAL SHARES
                                                             --------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             --------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.................................................  $ 11,571    $ 10,667    $  9,237    $ 10,940    $  9,162
Units Outstanding..........................................       736         731         717         789         625
Variable Accumulation Unit Value...........................  $  15.73    $  14.59    $  12.89    $  13.87    $  14.65
Total Return...............................................       7.8%       13.3%       (7.1%)      (5.3%)      (3.0%)
Investment Income Ratio....................................       2.3%        2.2%        2.4%        2.8%
SERIES II POLICIES (b)
Net Assets.................................................  $    998    $    594    $    328    $     --    $     --
Units Outstanding..........................................        87          56          35          --          --
Variable Accumulation Unit Value...........................  $  11.47    $  10.60    $   9.32    $     --    $     --
Total Return...............................................       8.3%       13.8%       (6.8%)        --          --
Investment Income Ratio....................................       7.8%        2.4%        8.3%         --
SERIES III POLICIES (c)
Net Assets.................................................  $    797    $     --    $     --    $     --    $     --
Units Outstanding..........................................        75          --          --          --          --
Variable Accumulation Unit Value...........................  $  10.62    $     --    $     --    $     --    $     --
Total Return...............................................       6.2%         --          --          --          --
Investment Income Ratio....................................       3.3%         --          --          --


                                                                                                      MFS(R)
                                                                           MFS(R)                  NEW DISCOVERY
                                                                  INVESTORS TRUST SERIES--           SERIES--
                                                                       INITIAL CLASS               INITIAL CLASS
                                                              --------------------------------     -------------
                                                                2004        2003        2002           2004
                                                              --------------------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................  $     --    $     --    $     --       $     --
Units Outstanding...........................................        --          --          --             --
Variable Accumulation Unit Value............................  $     --    $     --    $     --       $     --
Total Return................................................        --          --          --             --
Investment Income Ratio.....................................        --          --          --             --
SERIES II POLICIES (b)
Net Assets..................................................  $    169    $    109    $     47       $     --
Units Outstanding...........................................        13           9           5             --
Variable Accumulation Unit Value............................  $  12.88    $  11.60    $   9.52       $     --
Total Return................................................      11.1%       21.8%       (4.8%)           --
Investment Income Ratio.....................................       1.7%        0.5%         --             --
SERIES III POLICIES (c)
Net Assets..................................................  $     --    $     --    $     --       $    315
Units Outstanding...........................................        --          --          --             32
Variable Accumulation Unit Value............................  $     --    $     --    $     --       $   9.94
Total Return................................................        --          --          --           (0.6%)
Investment Income Ratio.....................................        --          --          --             --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                             JANUS ASPEN
        JANUS ASPEN                            SERIES
           SERIES                             WORLDWIDE                              LORD ABBETT
      MID CAP GROWTH--                        GROWTH--                              MID-CAP VALUE
    INSTITUTIONAL SHARES                INSTITUTIONAL SHARES                          PORTFOLIO
    --------------------   -----------------------------------------------   ---------------------------
            2004            2004      2003      2002      2001      2000      2004      2003      2002
    ----------------------------------------------------------------------------------------------------
          $    --          $   523   $   437   $   262   $   267   $   247   $    --   $    --   $    --
               --               48        42        31        23        17        --        --        --
          $    --          $ 10.83   $ 10.41   $  8.45   $ 11.43   $ 14.84   $    --   $    --   $    --
               --              4.0%     23.1%    (26.0%)   (23.0%)   (16.3%)      --        --        --
               --              1.1%      1.1%      0.9%      0.5%                 --        --        --
          $    --          $    63   $    30   $     1   $    --   $    --   $ 1,026   $   345   $     9
               --                6         3        --        --        --        69        29         1
          $    --          $ 10.21   $  9.77   $  7.90   $    --   $    --   $ 14.92   $ 12.06   $  9.69
               --              4.5%     23.7%    (21.0%)      --        --      23.7%     24.4%     (3.1%)
               --              3.1%      1.4%      1.5%       --                 1.2%      1.5%      6.9%
          $   638          $   128   $    --   $    --   $    --   $    --   $ 5,014   $    --   $    --
               57               13        --        --        --        --       433        --        --
          $ 11.20          $  9.74   $    --   $    --   $    --   $    --   $ 11.58   $    --   $    --
             12.0%            (2.6%)      --        --        --        --      15.8%       --        --
               --              1.4%       --        --        --                 1.1%       --        --

                                     MORGAN
                                     STANLEY
              MFS(R)                   UIF                        MORGAN STANLEY
             UTILITIES              EMERGING                            UIF
             SERIES--                MARKETS                     EMERGING MARKETS
           INITIAL CLASS          DEBT--CLASS I                   EQUITY--CLASS I
    ---------------------------   -------------   -----------------------------------------------
     2004      2003      2002         2004         2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --      $    29   $    31   $    20   $    23   $    11
         --        --        --           --            2         3         3         3         1
    $    --   $    --   $    --      $    --      $ 12.81   $ 10.48   $  7.05   $  7.80   $  8.39
         --        --        --           --         22.3%     48.6%     (9.5%)    (7.0%)   (39.7%)
         --        --        --           --          0.7%       --        --        --
    $    --   $   224   $   169      $    --      $    --   $    --   $    --   $    --   $    --
         --        20        21           --           --        --        --        --        --
    $ 11.75   $ 11.14   $  8.21      $    --      $    --   $    --   $    --   $    --   $    --
        5.5%     35.6%    (17.9%)         --           --        --        --        --        --
        8.2%      2.3%      3.4%          --           --        --        --        --
    $    --   $    --   $    --      $    --      $   481   $    --   $    --   $    --   $    --
         --        --        --           --           43        --        --        --        --
    $    --   $    --   $    --      $ 10.82      $ 11.14   $    --   $    --   $    --   $    --
         --        --        --          8.2%        11.4%       --        --        --        --
         --        --        --         85.3%          --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                         MORGAN STANLEY               PIMCO LOW          PIMCO REAL
                                                            UIF U.S.                  DURATION--          RETURN--
                                                          REAL ESTATE--             ADMINISTRATIVE     ADMINISTRATIVE
                                                             CLASS I                    SHARES             SHARES
                                                  -----------------------------     --------------     --------------
                                                   2004       2003       2002            2004               2004
                                                  -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $    --    $    --    $    --        $    --            $    --
Units Outstanding...............................       --         --         --             --                 --
Variable Accumulation Unit Value................  $    --    $    --    $    --        $    --            $    --
Total Return....................................       --         --         --             --                 --
Investment Income Ratio.........................       --         --         --             --                 --
SERIES II POLICIES (b)
Net Assets......................................  $   952    $   658    $   221        $   152            $    78
Units Outstanding...............................       56         53         24             15                  8
Variable Accumulation Unit Value................  $ 16.85    $ 12.38    $  9.03        $ 10.00            $ 10.18
Total Return....................................     36.1%      37.2%      (9.7%)           --                1.8%
Investment Income Ratio.........................      4.6%        --        5.0%           5.5%               4.5%
SERIES III POLICIES (c)
Net Assets......................................  $   809    $    --    $    --        $    48            $    24
Units Outstanding...............................       59         --         --              5                  2
Variable Accumulation Unit Value................  $ 13.67    $    --    $    --        $ 10.00            $ 10.19
Total Return....................................     36.7%        --         --             --                1.9%
Investment Income Ratio.........................      1.9%        --         --            1.9%               1.7%

                                                                 T. ROWE
                                                                  PRICE
                                                              INTERNATIONAL             T. ROWE PRICE
                                                                  STOCK                 LIMITED-TERM
                                                                PORTFOLIO              BOND PORTFOLIO
                                                              -------------     -----------------------------
                                                                  2004           2004       2003       2002
                                                              -----------------------------------------------
SERIES I POLICIES (a)
Net Assets..................................................     $    --        $    --    $    --    $    --
Units Outstanding...........................................          --             --         --         --
Variable Accumulation Unit Value............................     $    --        $    --    $    --    $    --
Total Return................................................          --             --         --         --
Investment Income Ratio.....................................          --             --         --         --
SERIES II POLICIES (b)
Net Assets..................................................     $   117        $   200    $   134    $    33
Units Outstanding...........................................          10             19         13          3
Variable Accumulation Unit Value............................     $ 11.27        $ 10.64    $ 10.55    $ 10.15
Total Return................................................        12.7%           0.9%       4.0%       1.5%
Investment Income Ratio.....................................         9.9%           9.2%       3.6%       4.5%
SERIES III POLICIES (c)
Net Assets..................................................     $   251        $    63    $    --    $    --
Units Outstanding...........................................          22              6         --         --
Variable Accumulation Unit Value............................     $ 11.17        $ 10.05    $    --    $    --
Total Return................................................        11.7%           0.5%        --         --
Investment Income Ratio.....................................         2.7%           4.6%        --         --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                 SCUDDER VIT
                                   EAFE(R)           SCUDDER         T. ROWE
     PIMCO TOTAL       ROYCE        EQUITY             VIT            PRICE
       RETURN--       MICRO-     INDEX FUND--       SMALL CAP       BLUE CHIP                    T. ROWE PRICE
    ADMINISTRATIVE      CAP        CLASS A        INDEX FUND--       GROWTH                      EQUITY INCOME
        SHARES       PORTFOLIO      SHARES       CLASS A SHARES     PORTFOLIO                      PORTFOLIO
    --------------   ---------   ------------   -----------------   ---------   -----------------------------------------------
         2004          2004          2004        2004      2003       2004       2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------------------------------------
       $    --        $    --      $    --      $    --   $    --    $    --    $   412   $   286   $   213   $   183   $   124
            --             --           --           --        --         --         29        23        21        16        11
       $    --        $    --      $    --      $    --   $    --    $    --    $ 14.11   $ 12.36   $  9.92   $ 11.50   $ 11.41
            --             --           --           --        --         --       14.1%     24.6%    (13.7%)     0.8%     14.1%
            --             --           --           --        --         --        1.6%      1.6%      1.6%      1.5%
       $    --        $    84      $    --      $    73   $     1    $   201    $ 2,044   $ 1,668   $   703   $    --   $    --
            --              8           --            6        --         19        170       159        84        --        --
       $    --        $ 11.01      $    --      $ 12.18   $ 10.37    $ 10.65    $ 12.04   $ 10.50   $  8.39   $    --   $    --
            --           10.1%          --         17.5%      3.7%       6.5%      14.6%     25.2%    (16.1%)      --        --
            --             --           --          0.2%       --        6.8%       4.5%      1.9%      2.1%       --
       $ 3,027        $   211      $     1      $ 5,823   $    --    $ 4,500    $ 3,620   $    --   $    --   $    --   $    --
           292             19           --          519        --        411        325        --        --        --        --
       $ 10.35        $ 11.01      $ 11.12      $ 11.23   $    --    $ 10.96    $ 11.15   $    --   $    --   $    --   $    --
           3.5%          10.1%        11.2%        12.3%       --        9.6%      11.5%       --        --        --        --
           2.1%            --           --          0.1%       --        2.3%       2.6%       --        --        --

                    T. ROWE PRICE
    T. ROWE PRICE     PERSONAL       VAN ECK
     NEW AMERICA      STRATEGY      WORLDWIDE
       GROWTH         BALANCED      ABSOLUTE
      PORTFOLIO       PORTFOLIO      RETURN
    -------------   -------------   ---------
        2004            2004          2004
    -----------------------------------------
       $    --         $    --       $    --
            --              --            --
       $    --         $    --       $    --
            --              --            --
            --              --            --
       $    --         $    --       $    --
            --              --            --
       $    --         $    --       $    --
            --              --            --
            --              --            --
       $    49         $ 5,185       $     9
             5             475             1
       $ 10.32         $ 10.92       $  9.91
           3.2%            9.2%         (0.9%)
           0.3%            2.2%           --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly known as MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core-- Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly known as Mainstay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly known as MainStay VP Indexed Equity), MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income and Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Leveraged All Cap--Class O Shares, Alger American Small Capitalization--Class O Shares, American Century(R) VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) --Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid-Cap--Initial Class, Fidelity(R) VIP Overseas-Initial Class, Fidelity(R) VIP Value Strategies--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth--Institutional Shares, Lord Abbett Series Fund Mid-Cap Value Portfolio, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Utilities Series-- Initial Class, Morgan Stanley UIF Emerging Markets Debt--Class I, Morgan Stanley UIF Emerging Markets Equity--Class I, Morgan Stanley UIF U.S. Real Estate--Class I, Pimco Low Duration-Administrative Shares, Pimco Real Return--Administrative Shares, Pimco Total Return--Administrative Shares, Royce Micro-Cap Portfolio, Scudder VIT EAFE(R) Equity Index Fund--Class A Shares, Scudder VIT Small Cap Index Fund--Class A Shares, T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price New America Growth Portfolio,
T. Rowe Price Personal Strategy Balanced Portfolio, and Van Eck Worldwide Absolute Return Investment Divisions (constituting the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

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